As filed with the Securities and Exchange Commission on February 28, 2001 Registration No. 33 -7339
811-4757

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No.    30

REGISTRATION STATEMENT UNDER 	THE INVESTMENT COMPANY ACT OF 1940, as amended

Amendment No.     31    [X]

Smith Barney Sector Series Inc.
(f/k/a Smith Barney Natural Resources Fund Inc.)
(a Maryland Corporation)
(Exact Name of Registrant as Specified in Charter)

7 World Trade Center
New York, New York  10048
(Address of Principal Executive Offices)

(212) 783-0693
(Registrant's Telephone Number, including Area Code)

Christina T. Sydor, Secretary
Smith Barney Sector Series Inc.
(f/k/a Smith Barney Natural Resources Fund Inc.)
7 World Trade Center
New York, New York  10048
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous.
It is proposed that this filing will become effective (check appropriate box):

[XX]  Immediately upon filing pursuant to paragraph b
[  ]   on (date) pursuant to paragraph b
[  ]  60 days after filing pursuant to paragraph (a)(1)
[  ]  on (date) pursuant to paragraph (a)(1)
[  ]   75 days after filing pursuant to paragraph (a)(2)
[  ]  on (date) pursuant to paragraph (a) (2) of Rule 485


If appropriate, check the following box:[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment





Part A-Two Prospectuses

[LOGO OF SMITH BARNEY MUTUAL FUNDS]



PROSPECTUS


Smith Barney Financial Services Fund
Smith Barney Health Sciences Fund
Smith Barney Technology Fund

Class A, B, L and Y Share

February 28, 2001





 INVESTMENT PRODUCTS . NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE


Each fund is a separate series of Smith Barney Sector Series Inc., a Maryland Corporation.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

 Contents

Investments, risks and performance..........................................   2

  Smith Barney Financial Services Fund......................................   2
  Smith Barney Health Sciences Fund.........................................   7
  Smith Barney Technology Fund..............................................  12
More on the funds' investments..............................................  17
Management..................................................................  18
Choosing a class of shares to buy...........................................  20
Comparing the funds' classes................................................  21
Sales charges...............................................................  22
More about deferred sales charges...........................................  25
Buying shares...............................................................  26
Exchanging shares...........................................................  27
Redeeming shares............................................................  29
Other things to know about share transactions...............................  31
Dividends, distributions and taxes..........................................  33
Share price.................................................................  34
Financial Highlights........................................................  35

  Smith Barney Financial Services Fund......................................  35
  Smith Barney Health Sciences Fund.........................................  38
  Smith Barney Technology Fund..............................................  41

Each fund is a separate series of Smith Barney Sector Series Inc., a Maryland corporation.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Smith Barney Financial Services Fund

Investment objective
Smith Barney Financial Services Fund (the "Financial Services Fund") seeks long-term capital appreciation by investing primarily in common stocks.

Principal investment strategies

Key investments The fund normally invests at least 80% of its assets in securi-ties of companies principally engaged in providing financial services to con-sumers and industry. These companies may include, for example, commercial banks, savings and loan associations, broker-dealers, investment banks, invest-ment advisers, insurance companies, real estate-related companies, leasing com-panies, and consumer and industrial finance companies. The fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. The fund invests primarily in companies with medium and large market capitalizations. To a lesser extent, the fund also may invest in common stocks of companies with small market capitalizations. Medium and large market capi-talization companies are those companies with market capitalizations exceeding $5 billion.

Selection process The fund normally invests at least 80% of its assets in com-panies doing business in the financial services sector. The remainder of the fund's assets are not required to be invested in that sector. To determine whether a company is principally doing business in the sector, it must meet at least one of the following tests:
 .At least 50% of its gross income or its net sales must come from activities in the sector;
 .At least 50% of its assets must be devoted to producing revenues from the sec-
  tor; or
 .Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of manage-ment.

The fund may lend its securities to earn income for the fund.

Smith Barney Sector Series Inc.

The fund may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease its exposure to changing security prices or other factors that affect security values. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intended, the fund may not achieve its objective.

Principal risks of investing in the fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, because:

 .Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Dif-ferent parts of the market can react differently to these developments.
 .Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic develop-ments and can perform differently than the U.S. market. Currency fluctuations may adversely impact the fund's investments.
 .The financial services industries are subject to extensive government regula-tion and relatively rapid change because of increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition. The performance of the financial services sector may differ in direction and degree from that of the overall stock market.

 .The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the mar-ket as a whole. Smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources.
 .The fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers. The fund's investments are spread across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, the fund's invest-ments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to increase and decrease more rapidly. As a result, the value of your investment in the fund may rise or fall rapidly.
 .The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

                                                       Smith Barney Mutual Funds

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term growth potential of the financial services industry
 .Are seeking capital appreciation and can tolerate short-term volatility.
 .Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 .Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities
 .Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector

Performance
The fund is new and does not yet have the performance information which other Smith Barney funds show in bar and table form in this part of the prospectus.

Smith Barney Sector Series Inc.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)     Class A Class B Class L Class Y
Maximum sales charge (load)
imposed on purchases (as a % of offering
price)                                         5.00%    None   1.00%     None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase
or redemption)                                 None*   5.00%   1.00%     None
                         Annual fund operating expenses
(expenses deducted from fund assets)          Class A Class B Class L Class Y**
Management fee                                 0.80%   0.80%   0.80%    0.80%
Distribution and service (12b-1) fees          0.25%   1.00%   1.00%     None
Other expenses                                 1.01%   1.01%   1.01%    1.01%
                                               -----   -----   -----    -----
Total annual fund operating expenses***        2.06%   2.81%   2.81%    1.81%
                                               =====   =====   =====    =====

  * You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

 ** For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding dur-ing the most recent fiscal period.

*** Currently, the manager has agreed to voluntarily waive a portion of the management fees to limit total amount fund operating expenses as indicated in the table below:

                                      Class A Class B Class L
Management fee                         0.24    0.24    0.24
Total annual fund operating expenses   1.50    2.25    2.25

The manager may change or eliminate the management fee waiver at any time.

                                                  Smith Barney Mutual Funds

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown

 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                              1 year 3 years 5 years 10 years
Class A                        $699  $1,113  $1,553   $2,770

Class B                        $784  $1,171  $1,584   $2,959

Class B (without redemption)   $284  $  871  $1,484   $2,959

Class L                        $481  $  962  $1,569   $3,206

Class L (without redemption)   $381  $  962  $1,569   $3,206

Class Y                        $184  $  569  $  980   $2,127

Smith Barney Sector Series Inc.

 Investments, risks and performance

Smith Barney Health Sciences Fund

Investment objective
Smith Barney Health Sciences Fund (the "Health Sciences Fund") seeks long-term capital appreciation by investing primarily in common stocks.

Principal investment strategies

Key investments The fund normally invests at least 80% of its assets in securi-ties of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services such as medical, dental and optical products, hardware, insurance or services. The fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. The fund invests primarily in companies with medium and large market capital-izations. To a lesser extent, the fund also may invest in common stocks of com-panies with small market capitalizations. Medium and large market capitalization companies are those companies with market capitalizations exceeding $5 billion.

Selection process The fund normally invests at least 80% of its assets in com-panies doing business in the health sciences sector. The remainder of the fund's assets are not required to be invested in that sector. To determine whether a company is principally doing business in the sector, it must meet at least one of the following tests:

 .At least 50% of its gross income or its net sales must come from activities in the sector;
 .At least 50% of its assets must be devoted to producing revenues from the sec-
  tor; or
 .Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of manage-ment.

The fund may lend its securities to earn income for the fund.

                                                  Smith Barney Mutual Funds

The fund may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security val-ues. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intend-ed, the fund may not achieve its objective.

Principal risks of investing in the fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, because:

 .Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Dif-ferent parts of the market can react differently to these developments.
 .Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic develop-ments and can perform differently than the U.S. market. Currency fluctuations may adversely impact the fund's investments.
 .The health science industries are subject to government regulation and govern-ment approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obso-lescence. Lawsuits or other legal proceedings against the issuer of a secu-rity may adversely affect the issuer, the market value of the security or the fund's performance. The performance of the health sciences sector may differ in direction and degree from that of the overall stock market.

 .The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the mar-ket as a whole. Smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources.
 .The fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to events affecting those issuers. The fund's investments are spread across the sector on which it focuses. However, because those investments are lim-ited to a comparatively narrow segment of the economy, the fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more vola-tile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of your invest-ment in the fund may rise or fall rapidly.

Smith Barney Sector Series Inc.

 .The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term growth potential of the health sciences industry
 .Are seeking capital appreciation and can tolerate significant short-term vola-
  tility
 .Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 .Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities
 .Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector

Performance
The fund is new and does not yet have the performance information which other Smith Barney funds show in bar and table form in this part of the prospectus.

                                                  Smith Barney Mutual Funds

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)    Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)                    5.00%    None   1.00%     None
Maximum deferred sales charge (load)
(as a % of the lower of net asset value  at
purchase or redemption)                       None*   5.00%   1.00%     None
                         Annual fund operating expenses
(expenses deducted from fund assets)         Class A Class B Class L Class Y**
Management fee                                0.80%   0.80%   0.80%    0.80%
Distribution and service (12b-1) fees         0.25%   1.00%   1.00%     None
Other expenses                                0.88%   0.88%   0.88%    0.88%
                                              -----   -----   -----    -----
Total annual fund operating expenses***       1.93%   2.68%   2.68%    1.68%
                                              =====   =====   =====    =====

 * You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding dur-ing the most recent fiscal period.

*** Currently, the manager has agreed to voluntarily waive a portion of the management fees to limit total annual fund operating expenses as indicated in the table below:

                                      Class A Class B Class L
Management fee                         0.37    0.37    0.37
Total annual fund operating expenses   1.50    2.25    2.25

The manager may change or eliminate the management fee waiver at any time.

Smith Barney Sector Series Inc.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown

 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                              1 year 3 years 5 years 10 years
Class A                        $686  $1,076  $1,490   $2,641

Class B                        $771  $1,132  $1,520   $2,834
Class B (without redemption)   $271  $  832  $1,420   $2,834

Class L                        $468  $  924  $1,506   $3,082
Class L (without redemption)   $368  $  924  $1,506   $3,082

Class Y                        $171  $  530  $  913   $1,987


                                                  Smith Barney Mutual Funds

 Investments, risks and performance

Smith Barney Technology Fund

Investment objective
Smith Barney Technology Fund (the "Technology Fund") seeks long-term capital appreciation by investing primarily in common stocks.

Principal investment strategies

Key investments The fund normally invests at least 80% of its assets in securi-ties of companies principally engaged in offering, using or developing prod-ucts, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology sectors. The fund may invest its assets in secu-rities of foreign issuers in addition to securities of domestic issuers. The fund invests primarily in companies with medium and large market capitaliza-tions. To a lesser extent, the fund also may invest in common stocks of compa-nies with small market capitalizations. Medium and large market capitalization companies are those companies with market capitalizations exceeding $5 billion.

Selection process The fund normally invests at least 80% of its assets in com-panies doing business in the technology sector. The remainder of the fund's assets are not required to be invested in that sector. To determine whether a company is principally doing business in the sector, it must meet at least one of the following tests:

 .At least 50% of its gross income or its net sales must come from activities in the sector;
 .At least 50% of its assets must be devoted to producing revenues from the sec-
  tor; or
 .Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

The fund may lend its securities to earn income for the fund.

Smith Barney Sector Series Inc.

The fund may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security val-ues. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intend-ed, the fund may not achieve its objective.

Principal risks of investing in the fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, because:

 .Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic develop-ments. Different parts of the market can react differently to these developments.
 .Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic develop-ments and can perform differently than the U.S. market. Currency fluctuations may adversely impact the fund's investments.
 .Technology companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. The technology sector may be subject to greater governmental regulation than many other areas, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the sector. The performance of the technology sector may differ in direction and degree from that of the overall stock market.

 .The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the mar-ket as a whole. Smaller capitalized companies may involve greater risks such as limited product lines, markets and financial or managerial resources.
 .The fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers. The fund's investments are spread across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, the fund's invest-ments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of your invest-ment in the fund may rise or fall rapidly.

                                                  Smith Barney Mutual Funds

 .The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term growth potential of the technology industry
 .Are seeking capital appreciation and can tolerate significant short-term vola-
  tility
 .Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 .Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities
 .Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector.

Performance
The fund is new and does not yet have the performance information which other Smith Barney funds show in bar and table form in this part of the prospectus.

Smith Barney Sector Series Inc.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)   Class A Class B Class L Class Y
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)                   5.00%    None   1.00%     None
Maximum deferred sales charge (load)
(as a % of the lower of net asset value at
purchase or redemption)                      None*   5.00%   1.00%     None
                         Annual fund operating expenses
(expenses deducted from fund assets)        Class A Class B Class L Class Y**
Management fee                               0.95%   0.95%   0.95%    0.95%
Distribution and service (12b-1) fees        0.25%   1.00%   1.00%     None
Other expenses                               0.40%   0.40%   0.40%    0.40%
                                             -----   -----   -----    -----
Total annual fund operating expenses***      1.60%   2.35%   2.35%    1.35%
                                             =====   =====   =====    =====

  * You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

 ** For Class Y shares, "Other expenses" have been estimated based upon expenses incurred by Class A shares because no Class Y shares were out-standing during the most recent fiscal period.

*** Currently, the manager has agreed to voluntarily waive a portion of the management fees to limit total annual fund operating expenses as indicated in the table below:

                                      Class A Class B Class L
Management fee                         0.85    0.85    0.85
Total annual fund operating expenses   1.50    2.25    2.25

The manager may change or eliminate the management fee waiver at any time.

                                                  Smith Barney Mutual Funds

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown

 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                              1 year 3 years 5 years 10 years
Class A                        $655    $980  $1,327   $2,305

Class B                        $738  $1,033  $1,355   $2,499
Class B (without redemption)   $238    $733  $1,255   $2,499
Class L                        $436    $826  $1,343   $2,759
Class L (without redemption)   $336    $826  $1,343   $2,759

Class Y                        $137    $428    $739   $1,624

Smith Barney Sector Series Inc.

 More on the funds' investments

Foreign investments Each fund's investments in securities of foreign issuers involves greater risk than investments in securities of U.S. issuers. Many for-eign countries the funds may invest in have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less informa-tion is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of invest-ing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and nega-tive government actions like currency controls or seizure of private businesses or property are more likely.

Derivatives and hedging techniques Each fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

 . To settle transactions in securities quoted in foreign currencies . As a substitute for buying or selling securities

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on each fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Each fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts pres-ent the same types of credit risk as issuers of fixed income securities. Deriv-atives can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing Each fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

                                                  Smith Barney Mutual Funds

Master/feeder option Each fund may in the future seek to achieve its investment objective by investing all of its net assets in another investment company hav-ing the same investment objective and substantially the same investment poli-cies and restrictions as those applicable to the fund.

 Management

Manager Each fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager's address is 7 World Trade Center, New York, New York 10048. The manager oversees the selection of a fund's investments and its general operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup busi-nesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to con-sumer and corporate customers around the world.

Pursuant to a written agreement, State Street Bank and Trust Company provides certain fund accounting services and calculates the daily net asset value for each of the funds. The principal business address of State Street is 225 Frank-lin Street, Boston, Massachusetts 02110.

Subadviser Citibank, N.A., through its Citibank Global Asset Management divi-sion, an affiliate of the manager, located at 100 First Stamford Place, Stam-ford, Connecticut 06902, serves as subadviser to each fund. The manager, and not the funds, pays the subadviser for its services out of its management fee. The subadviser, utilizing a portfolio management team approach, manages a fund's investment portfolio, subject to the supervision of the manager. The subadviser provides investment management and advisory services to other mutual funds and, with its affiliates, currently manages over $351 billion in assets worldwide.

Management fees For services provided to the funds, each fund pays the manager the annual investment management fee described below (based on a percentage of a fund's average daily net assets):

Financial Services Fund: 0.80%
Health Sciences Fund:0.80%
Technology Fund:0.95%

Sub-Advisory fees For services provided to the funds, the manager pays the subadviser the annual subadvisory fee described below (based on a percentage of a fund's average daily net assets):

Financial Services Fund: 0.50%
Health Sciences Fund:0.50%
Technology Fund:0.65%

Smith Barney Sector Series Inc.

Distribution plans Each fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under each plan, each fund pays distribution and serv-ice fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, a distributor may make payments for distribution and/or share-holder servicing activities out of its past profits and other available sourc-es. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distrib-utor and may be substantial. The manager or an affiliate may make similar pay-ments under similar arrangements.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as each fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreement with PFPC Global Fund Services and PFS Shareholder Services to serve as each fund's sub-transfer agents (the "sub-transfer agents"). The sub-transfer agents will perform certain shareholder record keeping and accounting services.



                                                  Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

 .A broker-dealer, financial intermediary, financial institution or a distribu-tor's financial consultant (each called a "Service Agent").

 .The fund, but only if you are investing through certain qualified plans or Service Agents.

All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts             $  250      $15 million     $50
Qualified Retirement Plans*                $   25      $15 million     $25
Simple IRAs                                $    1          n/a         $ 1
Monthly Systematic Investment Plans        $   25          n/a         $25
Quarterly Systematic Investment Plans      $   50          n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Smith Barney Sector Series Inc.

 Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Serv-ice Agent may receive different compensation depending upon which class you choose.

                           Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .The ini-   .No initial
                          sales       sales       tial sales  or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to       None        1.00%       None
                         5.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors;
                         no charge
                         for pur-
                         chases of
                         $1,000,000
                         or more
------------------------------------------------------------------------
Deferred sales charge    1.00% on    Up to 5.00% 1.00% if    None
                         purchases   charged     you redeem
                         of          when you    within 1
                         $1,000,000  redeem      year of
                         or more if  shares. The purchase
                         you redeem  charge is
                         within 1    reduced
                         year of     over time
                         purchase    and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.25% of    1.00% of    1.00% of    None
service fees             average     average     average
                         daily net   daily net   daily net
                         assets      assets      assets
------------------------------------------------------------------------
Exchange privilege*      Class A     Class B     Class L     Class Y
                         shares of   shares of   shares of   shares of
                         most Smith  most Smith  most Smith  most Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.

                                                  Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase.

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees which Service Agents that sell shares of a fund receive. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares sold by them.

                                         Sales Charge as a % of
                                   Offering   Net amount   Net amount
Amount of purchase                 price (%) invested (%) invested (%)
Less than $25,000                     5.00       5.26            4.50
$25,000 but less than $50,000         4.25       4.44            3.83
$50,000 but less than $100,000        3.75       3.90            3.38
$100,000 but less than $250,000       3.25       3.36            2.93
$250,000 but less than $500,000       2.75       2.83            2.48
$500,000 but less than $1,000,000     2.00       2.04            1.80
$1,000,000 or more                   - 0 -      - 0 -      up to 1.00*

* A distributor pays up to 1.00% to a Service Agent.

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

Smith Barney Sector Series Inc.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

  Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

  Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the let-ter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of NASD members

 .Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup

 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

                                                  Smith Barney Mutual Funds

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                            Shares issued:     Shares issued:
                            On reinvestment of Upon exchange from
Shares issued:              dividends and      another Smith Barney
At initial purchase         distributions      fund
Eight years after the date  In same proportion On the date the
of purchase                 as the number of   shares originally
                            Class B shares     acquired would
                            converting is to   have converted
                            total Class B      into Class A
                            shares you own     shares
                            (excluding shares
                            issued as a divi-
                            dend)

Class L shares (available through certain Service Agents)

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of any other Smith Barney funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares held by their clients.

Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

Smith Barney Sector Series Inc.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

                                                  Smith Barney Mutual Funds

 Buying shares

     Through a   You should contact your Service Agent to open a brokerage
 Service Agent   account and make arrangements to buy shares. If you do not provide the following information, your order will be rejected:

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

   Through the   Qualified retirement plans and certain other investors who
   fund's sub-   are clients of a certain Service Agents are eligible to buy
      transfer   shares directly from the fund.
         agent

                 .Write the fund at the following address:
                      Smith Barney Sector Series Inc.
                      (Specify fund and class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, Rhode Island 02940-9699

                 .Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.

--------------------------------------------------------------------------------

     Through a   You may authorize a Service Agent or a sub-transfer agent to
    systematic   transfer funds automatically from (i) a regular bank account
    investment   (ii) cash held in a brokerage account opened with a Service
          plan   Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

                 .Amounts transferred should be at least $25 monthly or $50 quarterly

                 .If you do not have sufficient funds in your account on a
                   transfer date, your Service Agent or the applicable sub-transfer agent may charge you a fee

                 For more information, contact your Service Agent or the transfer agent or consult the SAI.

Smith Barney Sector Series Inc.

 Exchanging shares

  Smith Barney
      offers a   You should contact your Service Agent to exchange into other
   distinctive   Smith Barney funds. Be sure to read the prospectus of the
     family of   Smith Barney fund you are exchanging into. An exchange is a
         funds   taxable transaction.
   tailored to
 help meet the   .You may exchange shares only for shares of the same class of
 varying needs     another Smith Barney fund. Not all Smith Barney funds offer
 of both large     all classes.
     and small
     investors   .Not all Smith Barney funds may be offered in your state of residence. Contact your Service Agent or the transfer agent for further information.

                 .You must meet the minimum investment amount for each fund
                   (except for systematic investment plan exchanges).

                 .If you hold share certificates, the applicable sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring owner-ship of certificates) before the exchange is effective.

                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges
                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call PFS Share-holder Services at 1-800-544-5445 between 8:00 a.m. and

                                                  Smith Barney Mutual Funds

                 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail
                 If you do not have a brokerage account, contact your Service Agent or write to the applicable sub-transfer agent at the address on the following page.

Smith Barney Sector Series Inc.

 Redeeming shares

     Generally
                 Contact your Service Agent to redeem shares of a fund.

                 If you hold share certificates, the applicable sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail
                 For accounts held directly at the fund, send written requests to the fund at either of the following addresses:

                 For clients of a PFS Investments Registered Representative, write PFS Shareholder Services at the following address:

                      PFS Shareholder Services

                      P.O. Box 105033

                      Atlanta, GA 30348-5033

                 For all other investors, send your request to PFPC Global Fund Services at the following address:
                      Smith Barney Sector Series Inc.
                      (Specify fund and class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699

                      Providence, Rhode Island 02940-9699

                                                  Smith Barney Mutual Funds

                 Your written request must provide the following:

                 .The fund and account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to autho-rize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock
                 Exchange is open. For clients of a PFS Investments Registered Representative, call PFS Shareholder Services at
                 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern
                 time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next deter-mined.

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must sub-mit a new authorization form to change the bank account des-ignated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agents may charge a fee on an electronic transfer (ACH).

--------------------------------------------------------------------------------
     Automatic
          cash   You can arrange for the automatic redemption of a portion of
    withdrawal   your shares on a monthly or quarterly basis. To qualify you
         plans   must own shares of the fund with a value of at least $10,000
                 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.

Smith Barney Sector Series Inc.

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information for your account, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are employed, neither the fund nor the transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $50,000 of shares

 .Are sending signed share certificates or stock powers to a sub-transfer agent

 .Instruct a sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission

                                                  Smith Barney Mutual Funds

 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to a fund's performance and other sharehold-ers. Each fund may limit additional purchases and/or exchanges by a sharehold-er.

Share certificates The funds do not issue share certificates unless a written request signed by all registered owners is made to an applicable sub- transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


Smith Barney Sector Series Inc.

 Dividends, distributions and taxes

Dividends Each fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Each fund expects distributions to be primarily from capital gains. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent, the transfer agent, or a sub-transfer agent to have your distri-butions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or a sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain or loss;
                                       long-term only if shares owned
                                       more than one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, each fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

                                                  Smith Barney Mutual Funds

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabil-ities. Net asset value is calculated separately for each class of shares. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

Each fund generally values its fund securities based on market prices or quota-tions. Each fund's currency conversions are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a fund may price those securities at fair val-ue. Fair value is determined in accordance with procedures approved by the fund's board. Each fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund could change on days when you can-not buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or one of the fund's sub-transfer agents before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to one of the fund's sub-transfer agents before a sub-transfer agent's close of business.

Smith Barney Sector Series Inc.

 Financial Highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent audi-tors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

No information is presented for Class Y shares of each fund since no Class Y shares were outstanding for the period shown.

Financial Services Fund

 For a Class A share of capital stock outstanding from February 28, 2000 (inception date) through the period ended October 31:

                                     2000(/1/)
------------------------------------------------
 Net asset value, beginning of year    $11.40
------------------------------------------------
 Income from operations:
 Net investment income(/2/)              0.05
 Net realized and unrealized gain        4.44
------------------------------------------------
 Total income from operations            4.49
------------------------------------------------
 Less distributions from:
 Net investment income                    --
 Net realized gains                       --
------------------------------------------------
 Total distributions                      --
------------------------------------------------
 Net asset value, end of year          $15.89
------------------------------------------------
 Total return                           39.39%**
------------------------------------------------
 Net assets, end of year (000)'s      $14,276
------------------------------------------------
 Ratios to average net assets:
 Expenses(/2/)                           1.51%*
 Net investment income                   0.69%*
------------------------------------------------
 Portfolio turnover rate                   26%
------------------------------------------------

(/1/) Per share amounts calculated using the monthly average shares method.

(/2/)Expense ratios and the per share decrease in net investment income before fee waiver were as follows:

                           Net Investment Income  Expense Ratio
                             (Loss) Per Share    Without Waiver
  Fund                             2000               2000
 --------------------------------------------------------------
  Financial Services Fund          $0.05             2.06%

 * Annualized.

** Total return is not annualized, as it may not be representative of the total return for the year.



                                                  Smith Barney Mutual Funds

 For a Class B share of capital stock outstanding from February 28, 2000 (inception date) through the period ended October 31:

                                     2000(/1/)
------------------------------------------------
 Net asset value, beginning of year    $11.40
------------------------------------------------
 Income (loss) from operations:
 Net investment loss(/2/)               (0.01)
 Net realized and unrealized gain        4.42
------------------------------------------------
 Total income from operations            4.41
------------------------------------------------
 Less distributions from:
 Net investment income                     --
 Net realized gains                        --
------------------------------------------------
 Total distributions                       --
------------------------------------------------
 Net asset value, end of year          $15.81
------------------------------------------------
 Total return                           36.68%**
------------------------------------------------
 Net assets, end of year (000)'s      $28,696
------------------------------------------------
 Ratios to average net assets:
 Expenses(/2/)                           2.26%*
 Net investment loss                    (0.07)%*
------------------------------------------------
 Portfolio turnover rate                   26%
------------------------------------------------

(/1/)Per share amounts calculated using the monthly average shares method.

(/2/)Expense ratios and the per share decrease in net investment income before fee waiver were as follows:

                           Net Investment Income Expense Ratio
                             (Loss) Per Share    Without Waiver
  Fund                             2000               2000
 --------------------------------------------------------------
  Financial Services Fund         $(0.06)            2.81%

 * Annualized.

** Total return is not annualized, as it may not be representative of the total return for the year.

Smith Barney Sector Series Inc.

 For a Class L share of capital stock outstanding from February 28, 2000 (inception date) through the period ended October 31:

                                     2000(/1/)
------------------------------------------------
 Net asset value, beginning of year    $11.40
------------------------------------------------
 Income (loss) from operations:
 Net investment loss(/2/)               (0.01)
 Net realized and unrealized gain        4.42
------------------------------------------------
 Total income from operations            4.41
------------------------------------------------
 Less distributions from:
 Net investment income                     --
 Net realized gains                        --
------------------------------------------------
 Total distributions                       --
------------------------------------------------
 Net asset value, end of year          $15.81
------------------------------------------------
 Total return                           38.68%**
------------------------------------------------
 Net assets, end of year (000)'s      $30,863
------------------------------------------------
 Ratios to average net assets:
 Expenses(/2/)                           2.26%*
 Net investment loss                    (0.08)%*
------------------------------------------------
 Portfolio turnover rate                   26%
------------------------------------------------

(/1/)Per share amounts calculated using the monthly average shares method.

(/2/)Expense ratios and the per share decrease in net investment income before fee waiver were as follows:

                           Net Investment Income Expense Ratio
                             (Loss) Per Share    Without Waiver
  Fund                             2000               2000
 --------------------------------------------------------------
  Financial Services Fund         $(0.07)            2.81%

 * Annualized.

** Total return is not annualized, as it may not be representative of the total return for the year.

                                                  Smith Barney Mutual Funds

Health Sciences Fund

 For a Class A share of capital stock outstanding from February 28, 2000 (inception date) through the period ended October 31:

                                     2000(/1/)
------------------------------------------------
 Net asset value, beginning of year    $11.40
------------------------------------------------
 Income (loss) from operations:
 Net investment loss(/2/)               (0.04)
 Net realized and unrealized gain        3.13
------------------------------------------------
 Total income from operations            3.09
------------------------------------------------
 Less distributions from:
 Net investment income                     --
 Net realized gains                        --
------------------------------------------------
 Total distributions                       --
------------------------------------------------
 Net asset value, end of year          $14.49
------------------------------------------------
 Total return                           27.11%**
------------------------------------------------
 Net assets, end of year (000)'s      $16,980
------------------------------------------------
 Ratios to average net assets:
 Expenses(/2/)                           1.52%*
 Net investment loss                    (0.67)%*
------------------------------------------------
 Portfolio turnover rate                   26%
------------------------------------------------

(/1/)Per share amounts calculated using the monthly average shares method.

(/2/)Expense ratios and the per share decrease in net investment income before fee waiver were as follows:

                        Net Investment Income Expense Ratio
                          (Loss) Per Share    Without Waiver
  Fund                          2000               2000
 -----------------------------------------------------------
  Health Sciences Fund         $(0.04)            1.94%

 * Annualized.

** Total return is not annualized, as it may not be representative of the total return for the year.

Smith Barney Sector Series Inc.

 For a Class B share of capital stock outstanding from February 28, 2000 (inception date) through the period ended October 31:

                                     2000(/1/)
------------------------------------------------
 Net asset value, beginning of year    $11.40
------------------------------------------------
 Income (loss) from operations:
 Net investment loss(/2/)               (0.09)
 Net realized and unrealized gain        3.11
------------------------------------------------
 Total income from operations            3.02
------------------------------------------------
 Less distributions from:
 Net investment income                     --
 Net realized gains                        --
------------------------------------------------
 Total distributions                       --
------------------------------------------------
 Net asset value, end of year          $14.42
------------------------------------------------
 Total return                           26.49%**
------------------------------------------------
 Net assets, end of year (000)'s      $28,694
------------------------------------------------
 Ratios to average net assets:
 Expenses(/2/)                           2.26%*
 Net investment loss                    (1.41)%*
------------------------------------------------
 Portfolio turnover rate                   26%
------------------------------------------------

(/1/)Per share amounts calculated using the monthly average shares method.

(/2/)Expense ratios and the per share decrease in net investment income before fee waivers were as follows:

                      Net Investment Income
                        (Loss) Per Share    Expense Ratio Without Waiver
Fund                          2000                      2000
------------------------------------------------------------------------
Health Sciences Fund         $(0.10)                    2.68%

 * Annualized.

** Total return is not annualized, as it may not be representative of the total return for the year.



                                                  Smith Barney Mutual Funds

 For a Class L share of capital stock outstanding from February 28, 2000 (inception date) through the period ended October 31:

                                     2000(/1/)
------------------------------------------------
 Net asset value, beginning of year    $11.40
------------------------------------------------
 Income (loss) from operations:
 Net investment loss(/2/)               (0.09)
 Net realized and unrealized gain        3.11
------------------------------------------------
 Total income from operations            3.02
------------------------------------------------
 Less distributions from:
 Net investment income                     --
 Net realized gains                        --
------------------------------------------------
 Total distributions                       --
------------------------------------------------
 Net asset value, end of year          $14.42
------------------------------------------------
 Total return                           26.49%**
------------------------------------------------
 Net assets, end of year (000)'s      $26,273
------------------------------------------------
 Ratios to average net assets:
 Expenses(/2/)                           2.27%*
 Net investment loss                    (1.42)%*
------------------------------------------------
 Portfolio turnover rate                   26%
------------------------------------------------

(/1/)Per share amounts calculated using the monthly average shares method.

(/2/)Expense ratios and the per share decrease in net investment income before fee waivers were as follows:

                      Net Investment Income
                        (Loss) Per Share    Expense Ratio Without Waiver
Fund                          2000                      2000
------------------------------------------------------------------------
Health Sciences Fund         $(0.10)                    2.68%

 * Annualized.

** Total return is not annualized, as it may not be representative of the total return for the year.

Smith Barney Sector Series Inc.

Technology Fund

 For a Class A share of capital stock outstanding from February 28, 2000 (inception date) through the period ended October 31:

                            2000(/1/)
----------------------------------------
 Net asset value,
 beginning of year            $11.40
----------------------------------------
 Loss from operations:
 Net investment loss(/2/)      (0.07)
 Net realized and
 unrealized loss               (2.19)
----------------------------------------
 Total loss from
 operations                    (2.26)
----------------------------------------
 Less distributions from:
 Net investment income            --
 Net realized gains               --
----------------------------------------
 Total distributions              --
----------------------------------------
 Net asset value, end of
 year                          $9.14
----------------------------------------
 Total return                 (19.82)%**
----------------------------------------
 Net assets, end of year
 (000)'s                     $46,363
----------------------------------------
 Ratios to average net
 assets:
 Expenses(/2/)                  1.52%*
 Net investment loss           (1.31)%*
----------------------------------------
 Portfolio turnover rate          24%
----------------------------------------

(/1/) Per share amounts calculated using the monthly average shares method.

(/2/)Expense ratios and the per share decrease in net investment income before fee waivers were as follows:

                 Net Investment Income
                   (Loss) Per Share    Expense Ratio Without Waiver
Fund                     2000                      2000
-------------------------------------------------------------------
Technology Fund         $(0.07)                    1.60%

 * Annualized.

** Total return is not annualized, as it may not be representative of the total return for the year.


                                                  Smith Barney Mutual Funds

 For a Class B share of capital stock outstanding from February 28, 2000 (inception date) through the period ended October 31:

                            2000(/1/)
----------------------------------------
 Net asset value,
 beginning of year            $11.40
----------------------------------------
 Loss from operations:
 Net investment loss(/2/)      (0.12)
 Net realized and
 unrealized loss               (2.19)
----------------------------------------
 Total loss from
 operations                    (2.31)
----------------------------------------
 Less distributions from:
 Net investment income            --
 Net realized gains               --
----------------------------------------
 Total distributions              --
----------------------------------------
 Net asset value, end of
 year                          $9.09
----------------------------------------
 Total return                 (20.26)%**
----------------------------------------
 Net assets, end of year
 (000)'s                     $74,227
----------------------------------------
 Ratios to average net
 assets:
 Expenses(/2/)                  2.27%*
 Net investment loss           (2.06)%*
----------------------------------------
 Portfolio turnover rate          24%
----------------------------------------

(/1/Per)share amounts calculated using the monthly average shares method.

(/2/)Expense ratios and the per share decrease in net investment income before fee waivers were as follows:

                 Net Investment Income
                   (Loss) Per Share    Expense Ratio Without Waiver
Fund                     2000                      2000
-------------------------------------------------------------------
Technology Fund         $(0.12)                    2.35%

 * Annualized.

** Total return is not annualized, as it may not be representative of the total return for the year.

Smith Barney Sector Series Inc.

 For a Class L share of capital stock outstanding from February 28, 2000 (inception date) through the period ended October 31:

                            2000(/1/)
----------------------------------------
 Net asset value,
 beginning of year            $11.40
----------------------------------------
 Loss from operations:
 Net investment loss(/2/)      (0.12)
 Net realized and
 unrealized loss               (2.19)
----------------------------------------
 Total loss from
 operations                    (2.31)
----------------------------------------
 Less distributions from:
 Net investment income            --
 Net realized gains               --
----------------------------------------
 Total distributions              --
----------------------------------------
 Net asset value, end of
 year                          $9.09
----------------------------------------
 Total return                 (20.26)%**
----------------------------------------
 Net assets, end of year
 (000)'s                     $67,815
----------------------------------------
 Ratios to average net
 assets:
 Expenses(/2/)                  2.27%*
 Net investment loss           (2.06)%*
----------------------------------------
 Portfolio turnover rate          24%
----------------------------------------

(/1/)Per share amounts calculated using the monthly average shares method.

(/2/)Expense ratios and the per share decrease in net investment income before fee waivers were as follows:

                 Net Investment Income
                   (Loss) Per Share    Expense Ratio Without Waiver
Fund                     2000                      2000
-------------------------------------------------------------------
Technology Fund         $(0.12)                    2.35%

 * Annualized.

** Total return is not annualized, as it may not be representative of the total return for the year.



                                                  Smith Barney Mutual Funds

                    (This page is intentionally left blank.)

[LOGO OF SALOMON SMITH BARNEY]

Smith Barney

Financial Services Fund

Health Sciences Fund

Technology Fund

Each an investment portfolio of Smith Barney Sector Series Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about a fund's investments. These reports discuss the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year or period.

Each fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about a fund and is incorporated by refer-ence into (is a legally part of) this prospectus.

You can make inquiries about a fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Serv-ice Agent, by calling one of the fund's sub-transfer agents (PFS Shareholder Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010), or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, 39th Floor, New York, New York 10048.

Information about each fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about each fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commis-sion's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about a fund that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-04757)

FD 01756   2/01

[LOGO]  Smith Barney

        Mutual Funds

        Your Serious Money. Professionally Managed./sm/

PROSPECTUS

Smith Barney Global Biotechnology Fund
Smith Barney Global Media & Telecommunications Fund
Smith Barney Global Technology Fund

Class A, B, L and Y Shares

---------------------------------------------------------

February 28, 2001


---------------------------------------------------------
  INVESTMENT PRODUCTS: NOT  FDIC  INSURED . NO  BANK  GUARANTEE . MAY  LOSE
                                     VALUE
---------------------------------------------------------

Each fund is a separate series of Smith Barney Sector Series Inc., a Maryland corporation.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

  Contents



                                                       Smith Barney Mutual Funds

         Investments, risks and performance.......................  2

            Smith Barney Global Biotechnology Fund................  2

            Smith Barney Global Media & Telecommunications Fund...  6

            Smith Barney Global Technology Fund................... 11

         More on the funds' investments........................... 15

         Management............................................... 16

         Choosing a class of shares to buy........................ 18

         Comparing the funds' classes............................. 19

         Sales charges............................................ 20

         More about deferred sales charges........................ 23

         Buying shares............................................ 24

         Exchanging shares........................................ 25

         Redeeming shares......................................... 26

         Other things to know about share transactions............ 28

         Dividends, distributions and taxes....................... 29

         Share price.............................................. 31

         Financial Highlights..................................... 32

            Smith Barney Global Biotechnology Fund................ 32

            Smith Barney Global Media & Telecommunications Fund... 35

            Smith Barney Global Technology Fund................... 38

Each fund is a separate series of Smith Barney Sector Series Inc., a Maryland corporation.

  Investments, risks and performance

Smith Barney Global Biotechnology Fund

Investment objective

Smith Barney Global Biotechnology Fund (the "Global Biotechnology Fund") seeks long-term capital appreciation.

Principal investment strategies

Key investments The Global Biotechnology Fund normally invests at least 80% of its assets in securities of companies principally engaged in, but not limited to, the research, development, application, manufacture and distribution of various biotechnological and biomedical products, services, processes and related technologies.

The Global Biotechnology Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S. The fund invests primarily in companies with medium and large market capitalizations. To a lesser extent, the fund also may invest in equity securities of companies with small market capitalizations. Medium and large market capitalization companies are those companies with market capitalizations exceeding $5 billion.

Selection process The Global Biotechnology Fund normally invests at least 80% of its assets in companies doing business in the biotechnology sector. The remainder of the fund's assets are not required to be invested in that sector. To determine whether a company is principally doing business in the sector, it must meet at least one of the following tests:

[_] At least 50% of its gross income or its net sales must come from activities in the sector;
[_] At least 50% of its assets must be devoted to producing revenues from the sector; or
[_] Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the Global Biotechnology Fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered include, among other things, long-term growth potential, earnings estimates and quality of management. The fund may lend its securities to earn income for the fund.


Smith Barney Sector Series Inc.

The Global Biotechnology Fund may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease its exposure to changing security prices or other factors that affect security values. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intended, the fund may not achieve its objective.

Principal risks of investing in the Fund

Investors could lose money on their investments in the Global Biotechnology Fund, or the fund may not perform as well as other investments, because:

[_] Stock markets are volatile and can decline significantly. The fund may invest a substantial portion of its assets in foreign securities. Foreign markets can be more volatile and can perform differently than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments. Currency fluctuations may adversely impact the fund's investments.
[_] The biotechnology industry can be adversely affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation. Biotechnology companies can have persistent losses during a new product's transition from development to production, and revenue patterns can be erratic.
[_] The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. Smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources.
[_] The Global Biotechnology Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers. The fund's investments are spread across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, the fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to increase and decrease more rapidly. As a result, the value of your investment in the fund may rise or fall rapidly.
[_] The judgment of the fund's manager about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

                                                       Smith Barney Mutual Funds

Who may want to invest The Global Biotechnology Fund may be an appropriate investment if you:

[_] Are seeking to participate in the long-term growth potential of the biotechnology sector
[_] Are seeking capital appreciation and can tolerate short-term volatility
[_] Are looking for an investment with potentially greater return but higher risk
[_] Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities
[_] Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector

Performance

The Global Biotechnology Fund is new and does not yet have the performance information which other Smith Barney funds show in bar and table form in this part of the prospectus.

Fee table

This table sets forth the fees and expenses you will pay if you invest in Global Biotechnology Fund shares.

                               Shareholder fees

    (fees paid directly from your
    investment)                             Class A Class B Class L Class Y

    Maximum sales charge (load)
    imposed on purchases
    (as a % of offering price)                5.00%    None   1.00%    None

    Maximum deferred sales charge (load)
    (as a % of the lower of net asset value
    at purchase or redemption-)               None*   5.00%   1.00%    None


                        Annual fund operating expenses

   (expenses deducted from fund assets)    Class A Class B Class L Class Y**

   Management fee                            0.95%   0.95%   0.95%     0.95%

   Distribution and service (12b-1) fees     0.25%   1.00%   1.00% None

   Other expenses                            1.88%   1.89%   1.89%     1.88%
                                           ------- ------- ------- ---------
   Total annual fund operating expenses***   3.08%   3.84%   3.84%     2.83%



Smith Barney Sector Series Inc.

* You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** For Class Y shares, "other expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding during the most recent fiscal period.

*** Currently, the manager has agreed to voluntarily waive a portion of the management fees and reimburse a portion of the expenses to limit total annual fund operating expenses as indicated in the table below:

                                               Class A Class B Class L

          Management Fee                         0.19%   0.19%   0.19%

          Other Expenses                         1.06    1.06    1.06

          Total annual fund operating expenses   1.50%   2.25%   2.25%

The manager may change or eliminate the management fee waiver and/or voluntary expense limitation at any time


Example

This example helps you compare the costs of investing in the Global Biotechnology Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_] You invest $10,000 in the fund for the period shown
[_] Your investment has a 5% return each year
[_] You reinvest all distributions and dividends without a sales charge
[_] The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years

          Class A                        $795  $1,403  $2,035   $3,723

          Class B                        $886  $1,472  $2,076   $3,907

          Class B (without redemption)   $386  $1,172  $1,976   $3,907

          Class L                        $582  $1,260  $2,057   $4,130

          Class L (without redemption)   $482  $1,260  $2,057   $4,130

          Class Y                        $286  $  877  $1,494   $3,157


                                                       Smith Barney Mutual Funds

  Investments, risks and performance

Smith Barney Global Media & Telecommunications Fund

Investment objective

Smith Barney Global Media & Telecommunications Fund (the "Global Media & Telecommunications Fund") seeks long-term capital appreciation.

Principal investment strategies

Key investments The Global Media & Telecommunications Fund normally invests at least 80% of its assets in securities of companies principally engaged in, but not limited to, the development, production, sale and distribution of goods or services used in the broadcast and media industries; companies engaged in design, development, manufacture, distribution, or sale of communications services and equipment; and companies that are involved in supplying equipment or services to such companies, as well as companies that offer telephone service, wireless communications, satellite communications, television and movie programming, broadcasting and Internet access.

The Global Media & Telecommunications Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S. The fund invests primarily in companies with medium and large market capitalizations. To a lesser extent, the fund also may invest in equity securities of companies with small market capitalizations. Medium and large market capitalization companies are those companies with market capitalizations exceeding $5 billion.

Selection process The Global Media & Telecommunications Fund normally invests at least 80% of its assets in companies doing business in the media and telecommunications sector. The remainder of the fund's assets are not required to be invested in that sector. To determine whether a company is principally doing business in the sector, it must meet at least one of the following tests:

[_] At least 50% of its gross income or its net sales must come from activities in the sector;
[_] At least 50% of its assets must be devoted to producing revenues from the sector; or
[_] Based on other available information, the manager determines that the company's primary business is within the sector.


Smith Barney Sector Series Inc.

In buying and selling securities, the Global Media & Telecommunications Fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management. The fund may lend its securities to earn income for the fund.

The Global Media & Telecommunication Fund may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intended, the fund may not achieve its objective.

Principal risks of investing in the Fund

Investors could lose money on their investments in the Global Media & Telecommunications Fund, or the fund may not perform as well as other investments, because:

[_] Stock markets are volatile and can decline significantly. The fund may invest a substantial portion of its assets in foreign securities. Foreign markets can be more volatile and can perform differently than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments. Currency fluctuations may adversely impact the fund's investments.
[_] Media companies can be adversely affected by the governmental deregulation of cable and broadcasting, competitive pressures and government regulation. Telecommunications companies are subject to government regulation of rates of return and services that may be offered and can be adversely affected by intense competition.
[_] The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. Smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources.
[_] The Global Media & Telecommunication Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to events affecting those issuers. The fund's investments are spread across the sector on which it focuses. However, because those investments are limited to a compara-tively narrow segment of the economy, the fund's investments are not as diversified as most mutual funds, and far less diversified than the broad

                                                       Smith Barney Mutual Funds
    securities markets. This means that the fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to increase or decrease more rapidly. As a result, the value of your investment in the fund may rise or fall rapidly.
[_] The judgment of the fund's manager about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Who may want to invest The Global Media & Telecommunications Fund may be an appropriate investment if you:

[_] Are seeking to participate in the long-term growth potential of the media and telecommunications sector
[_] Are seeking capital appreciation and can tolerate significant short-term volatility
[_] Are looking for an investment with potentially greater return but higher risk
[_] Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities
[_] Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector

Performance

The Global Media & Telecommunications Fund is new and does not yet have the performance information which other Smith Barney funds show in bar and table form in this part of the prospectus.


Smith Barney Sector Series Inc.

Fee table

This table sets forth the fees and expenses you will pay if you invest in Global Media & Telecommunications Fund shares.

                               Shareholder fees

   (fees paid directly from your investment) Class A Class B Class L Class Y

   Maximum sales charge (load)
   imposed on purchases
   (as a % of offering price)                 5.00%     None   1.00%    None

   Maximum deferred sales charge (load)
   (as a % of the lower of net asset value
   at purchase or redemption)                  None*   5.00%   1.00%    None


                        Annual fund operating expenses

(expenses deducted from fund assets)  Class A Class B Class L Class Y**

Management fee                          0.80%   0.80%   0.80%     0.80%

Distribution and service (12b-1) fees   0.25%   1.00%   1.00% None

Other expenses                          6.03%   6.05%   6.05%     6.03%

                                      ------- ------- ------- ---------
Total annual fund operating
expenses***                           7.08%   7.85%   7.85%   6.83%


* You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding during the most recent Fiscal Period.

*** Currently, the manager has agreed to voluntarily waive the management fees and reimburse a portion of "Other expenses" to limit total annual fund operating expenses as indicated in the table below:

                                               Class A Class B Class L

          Management fee                         0.00%   0.00%   0.00%

          Other expenses                         1.25%   1.25%   1.25%

                                               ------- ------- -------

          Total annual fund operating expenses   1.50%   2.25%   2.25%

The manager may change or eliminate the management fee waiver and/or voluntary expense limitation at any time


                                                       Smith Barney Mutual Funds

Example

This example helps you compare the costs of investing in the Global Media & Telecommunications Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_] You invest $10,000 in the fund for the period shown
[_] Your investment has a 5% return each year
[_] You reinvest all distributions and dividends without a sales charge
[_] The fund's operating expenses remain the same

                      Number of years you own your shares

                             1 year 3 years 5 years 10 years

Class A                      $1,166  $2,456 $3,692  $6,566

Class B                      $1,274  $2,556 $3,755  $6,707

Class B (without redemption) $  774  $2,256 $3,655  $6,707

Class L                      $  966  $2,333 $3,718  $6,849

Class L (without redemption) $  866  $2,333 $3,718  $6,849

Class Y                      $  677  $1,993 $3,262  $6,237



Smith Barney Sector Series Inc.

  Investments, risks and performance

Smith Barney Global Technology Fund

Investment objective

Smith Barney Global Technology Fund (the "Global Technology Fund") seeks long-term capital appreciation.

Principal investment strategies

Key investments The Global Technology Fund normally invests at least 80% of its assets in securities of companies principally engaged in, but not limited to, offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology industries.

The Global Technology Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S. The fund invests primarily in companies with medium and large market capitalizations. To a lesser extent, the fund also may invest in equity securities of companies with small market capitalizations. Medium and large market capitalization companies are those companies with market capitalizations exceeding $5 billion.

Selection process The Global Technology Fund normally invests at least 80% of its assets in companies doing business in the technology sector. The remainder of the fund's assets are not required to be invested in that sector. To determine whether a company is principally doing business in the sector, it must meet at least one of the following tests:

[_] At least 50% of its gross income or its net sales must come from activities in the sector;
[_] At least 50% of its assets must be devoted to producing revenues from the sector; or
[_] Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the Global Technology Fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management. The fund may lend its securities to earn income for the fund.


                                                       Smith Barney Mutual Funds

The Global Technology Fund may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intended, the fund may not achieve its objective.

Principal risks of investing in the Fund

Investors could lose money on their investments in the Global Technology Fund, or the fund may not perform as well as other investments, because:

[_] Stock markets are volatile and can decline significantly. The fund may invest a substantial portion of its assets in foreign securities. Foreign markets can be more volatile and can perform differently than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments. Currency fluctuations may adversely impact the fund's investments.
[_] Technology companies can be adversely affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. The technology sector may be subject to greater governmental regulation than many other areas, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the sector. The performance of the technology sector may differ in direction and degree from that of the overall stock market.
[_] The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. Smaller capitalized companies may involve greater risks such as limited product lines, markets and financial or managerial resources.
[_] The Global Technology Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers. The fund's investments are spread across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, the fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to increase or decrease more rapidly. As a result, the value of your investment in the fund may rise or fall rapidly.


Smith Barney Sector Series Inc.

[_] The judgment of the fund's manager about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Who may want to invest The Global Technology Fund may be an appropriate investment if you:

[_] Are seeking to participate in the long-term growth potential of the technology sector
[_] Are seeking capital appreciation and can tolerate significant short-term volatility
[_] Are looking for an investment with potentially greater return but higher risk
[_] Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities
[_] Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector.

Performance

The Global Technology Fund is new and does not yet have the performance information which other Smith Barney funds show in bar and table form in this part of the prospectus.


                                                       Smith Barney Mutual Funds

Fee table

This table sets forth the fees and expenses you will pay if you invest in Global Technology Fund shares.

                               Shareholder fees

(fees paid directly from your investment) Class A Class B Class L Class Y

Maximum sales charge (load)
imposed on purchases
(as a % of offering price)                 5.00%     None   1.00%    None

Maximum deferred sales charge (load)
(as a % of the lower of net asset value
at purchase or redemption)                  None*   5.00%   1.00%    None


                        Annual fund operating expenses

    (expenses deducted from fund assets)  Class A Class B Class L Class Y**
    Management fee                          0.95%   0.95%   0.95%     0.95%

    Distribution and service (12b-1) fees   0.25%   1.00%   1.00%      None

    Other expenses                          9.16%   0.50%   0.50%     9.16%

                                          ------- ------- ------- ---------
    Total annual fund operating
    expenses***                            10.36%  11.08%  11.08%    10.11%

* You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding during the most recent fiscal period.

*** Currently, the manager has agreed to voluntarily waive a portion of the management fees and reimburse a portion of "Other expenses" to limit total annual fund operating expenses as indicated in the table below:


                                               Class A Class B Class L

          Management fee                         0.00%   0.00%   0.00%

          Other expenses                         1.25%   1.25%   1.25%

                                               ------- ------- -------

          Total annual fund operating expenses   1.50%   2.25%   2.25%

The manager may change or eliminate the management fee waiver and/or voluntary expense limitation at any time

Smith Barney Sector Series Inc.

Example

This example helps you compare the costs of investing in the Global Technology Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_] You invest $10,000 in the fund for the period shown
[_] Your investment has a 5% return each year
[_] You reinvest all distributions and dividends without a sales charge
[_] The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years

          Class A                      $1,458  $3,222 $4,803  $8,069

          Class B                      $1,574  $3,331 $ 4,857  $ 8,160

          Class B (without redemption) $1,074  $3,031 $4,757  $8,160

          Class L                      $1,264  $3,101 $ 4,809  $ 8,251

          Class L (without redemption) $1,164  $3,101 $4,809  $8,251

          Class Y                      $  985  $2,807 $ 4,447  $ 7,869


  More on the funds' investments

Foreign investments Each fund's investments in securities of foreign issuers involves greater risk than investments in securities of U.S. issuers. Many foreign countries the funds may invest in have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions such as currency controls or seizure of private businesses or property are more likely.

Derivatives and hedging techniques Each fund may, but need not, use derivate contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

[_] To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
[_] To settle transactions in securities quoted in foreign currencies
[_] As a substitute for buying or selling securities
[_] As a cash flow management technique



                                                       Smith Barney Mutual Funds

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing Each fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option Each fund may in the future seek to achieve its investment objective by investing all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the fund.

  Management

Manager Each fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney") The manager's address is 7 World Trade Center, New York, New York 10048. The manager oversees the selection of a fund's investments and its general operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Pursuant to a written agreement, State Street Bank and Trust Company provides certain fund accounting services and calculates the daily net asset value for each of the funds. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

Subadviser Citibank, N.A., an affiliate of the manager through its Citibank Global Asset Management division, located at 100 First Stamford Place,


Smith Barney Sector Series Inc.

Stamford, Connecticut 06902, serves as subadviser to each fund. The manager, and not the funds, pays the subadviser for its services out of its management fee. The subadviser, utilizing a portfolio management team approach, manages a fund's investment portfolio, subject to the supervision of the manager. The subadviser provides investment management and advisory services to other mutual funds and, with its affiliates, currently manages over $351 billion in assets worldwide.

Management fees For services provided to the funds, each fund pays the manager the annual investment management fee described below (equal to the following percentage of a fund's average daily net assets):

Global Biotechnology Fund:              0.95%
Global Media & Telecommunications Fund: 0.80%
Global Technology Fund:                 0.95%

Sub-Advisory fees For services provided to the funds, the manager pays the subadviser the annual subadvisory fee described below (equal to the following percentage of a fund's average daily net assets):

Global Biotechnology Fund:              0.65%
Global Media & Telecommunications Fund: 0.50%
Global Technology Fund:                 0.65%

Distribution plans Each fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under each plan, each fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, a distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments to dealers for marketing, promotional or related expenses. The amount of these payments is determined by the distributor and may be substantial. SSB Citi or an affiliate may make similar payments under similar arrangements.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as each fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services to serve as each fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions, including shareholder record keeping and accounting services.


                                                       Smith Barney Mutual Funds

  Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment. (Please note that all classes of shares are not available through all Service Agents as defined below. You should contact your Service Agent for further information.)

[_] If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
[_] For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
[_] Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:
[_] A broker/dealer, financial intermediary financial institution or a distributor's financial consultants (each called a "Service Agent")
[_] The fund, but only if you are investing through certain qualified plans or Service Agents.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                           Initial                 Additional

                                       Classes A, B, L   Class Y   All Classes

 General                                        $1,000 $15 million         $50

 IRAs, Self Employed Retirement
 Plans, Uniform Gift to Minor
 Accounts                                       $  250 $15 million         $50

 Qualified Retirement Plans*                    $   25 $15 million         $25

 Simple IRAs                                    $    1     n/a             $ 1

 Monthly Systematic Investment Plans            $   25     n/a             $25

 Quarterly Systematic Investment Plans          $   50     n/a             $50


* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans


Smith Barney Sector Series Inc.

  Comparing the funds' classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.

                   Class A           Class B           Class L           Class Y


Key features   .Initial sales   .No initial sales .The initial      .No initial or
                charge           charge            sales charge is   deferred sales
               .You may         .Deferred sales    lower than        charge
                qualify for      charge de-        Class A          .Must invest at
                reduction or     clines over      .Deferred sales    least $15
                waiver of ini-   time              charge for        million
                tial sales      .Converts to       only 1 year      .Lower annual
                charge           Class A after 8  .Does not con-     expenses than
               .Lower            years             vert to Class A   the other
                annual ex-      .Higher annual    .Higher annual     classes
                penses than      expenses than     expenses than
                Class B and      Class A           Class A
                Class L

-------------------------------------------------------------------------------------
Initial sale   Up to 5.00%;     None              1.00%             None
charge         reduced for
               large purchases
               and waived for
               certain
               investors; no
               charge for
               purchases of
               $1,000,000 or
               more

-------------------------------------------------------------------------------------
Deferred sales 1.00% on         Up to 5.00%       1.00% if you      None
charge         purchases of     charged when      redeem within 1
               $1,000,000 or    you redeem        year of purchase
               more if you      shares. The
               redeem within    charge is
               1 year of        reduced over
               purchase         time and there is
                                no deferred sales
                                charge after 6
                                years

-------------------------------------------------------------------------------------
Annual         0.25% of         1.00% of average  1.00% of average  None
distribution   average daily    daily net assets  daily net assets
and service    net assets
fees

-------------------------------------------------------------------------------------
Exchange       Class A shares   Class B shares of Class L shares of Class Y shares of
privilege*     of most Smith    most Smith        most Smith        most Smith
               Barney funds     Barney funds      Barney funds      Barney funds

-------------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.


                                                       Smith Barney Mutual Funds

  Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees which Service Agents that sell shares of the fund receive. The distributor keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares sold by them.


                                      Sales Charge as a % of
                                                             Broker/Dealer
                                      Offering   Net amount    commission
    Amount of purchase                price (%) invested (%)   as a % of
                                                             offering price
    Less than $25,000                      5.00         5.26          4.50

    $25,000 but less than $50,000          4.25         4.44          3.83

    $50,000 but less than $100,000         3.75         3.90          3.38

    $100,000 but less than $250,000        3.25         3.36          2.93

    $250,000 but less than $500,000        2.75         2.83          2.48

    $500,000 but less than $1,000,000      2.00         2.04          1.80

    $1,000,000 or more                      -0-          -0-    up to 1.00*


* A distributor pays up to 1.00% to a Service Agent.

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.


Smith Barney Sector Series Inc.

Accumulation privilege - lets you combine the current value of Class A shares owned

[_] by you, or
[_] by members of your immediate family,

  and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of a fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

[_]    Employees of NASD members
[_] Investors participating in a fee-based program sponsored by certain broker/dealers affiliated with Citigroup
[_] Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

           Year after purchase   1st 2nd 3rd 4th 5th 6th through 8th

           Deferred sales charge 5%  4%  3%  2%  1%  0%


Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.


                                                       Smith Barney Mutual Funds

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

    Shares issued:             Shares issued:           Shares issued:
    At initial                 On reinvestment of       Upon exchange from
    purchase                   dividends and            another Smith Barney
                               distributions            fund

    Eight years after the date In same proportion as    On the date the
    of purchase                the number of Class B    shares originally
                               shares converting is to  acquired would have
                               total Class B shares you converted into Class
                               own (excluding shares    A shares
                               issued as a dividend)

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of any other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares held by their clients.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.


Smith Barney Sector Series Inc.

  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less. Therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

[_] Shares exchanged for shares of another Smith Barney fund
[_] Shares representing reinvested distributions and dividends
[_] Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

[_] On payments made through certain systematic withdrawal plans
[_] On certain distributions from a retirement plan
[_] For involuntary redemptions of small account balances
[_] For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.


                                                       Smith Barney Mutual Funds

  Buying shares

Through a Service You should contact your Service Agent to open a
            Agent brokerage account and make arrangements to buy
                  shares. If you do not provide the following information, your order will be rejected:

                  [_]Class of shares being bought
                  [_]Dollar amount or number of shares being bought

                  Your Service Agent may charge an annual account maintenance fee.

--------------------------------------------------------------------------------
 Through the fund Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to
                  buy shares directly from the fund.

                  [_]Write the fund at the following address:
                      Smith Barney Sector Series Inc.
                      (Specify fund and class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699

                  [_]Enclose a check to pay for the shares. For initial
                     purchases, complete and send an account applica-tion.
                  [_]For more information, call the transfer agent at
                     1-800-451-2010.

--------------------------------------------------------------------------------
        Through a You may authorize your Service Agent or a sub-transfer systematic agent to transfer funds automatically from (i) a regular investment plan bank account (ii) cash held in a brokerage account opened with a Service Agent or (iii) certain money
                  market funds, in order to buy shares on a regular basis.

                  [_]Amounts transferred should be at least $25 monthly
                     or $50 quarterly
                  [_]If you do not have sufficient funds in your account
                     on a transfer date, your Service Agent or the appli-cable sub-transfer agent may charge you a fee

                  For more information, contact your Service Agent or the trans-fer agent or consult the SAI.



Smith Barney Sector Series Inc.

  Exchanging shares

 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund you are help meet the exchanging into. An exchange is a taxable transaction.
    varying needs of
      both large and [_]You may exchange shares only for shares of the same
     small investors    class of another Smith Barney fund. Not all Smith
                        Barney funds offer all classes.
                     [_]Not all Smith Barney funds may be offered in your
                        state of residence. Contact your Service Agent or the
                        transfer agent.
                     [_]You must meet the minimum investment amount for
                        each fund (except for systematic investment plan
                        exchanges).
                     [_]If you hold share certificates, the sub-transfer agent
                        must receive the certificates endorsed for transfer or
                        with signed stock powers (documents transferring
                        ownership of certificates) before the exchange is ef-
                        fective.
                     [_]A fund may suspend or terminate your exchange
                        privilege if you engage in an excessive pattern of
                        exchanges.

Waiver of additional Your shares will not be subject to an initial sales charge sales charges at the time of the exchange.

                     Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

        By telephone If you do not have a brokerage account with a Service
                     Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock
                     Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).




                                                       Smith Barney Mutual Funds

          You can make telephone exchanges only between accounts that have identical registrations.

---------------------------------------------------------------------
  By mail If you do not have a brokerage account, contact your
          Service Agent or write to the sub-transfer agent at the
          address below.

  Redeeming shares

Generally Contact your Service Agent to redeem shares of a fund.

          If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the redemption is effective.

          If the shares are held by a fiduciary or corporation, other documents may be required.

          Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

          If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

---------------------------------------------------------------------
  By mail For accounts held directly at a fund, send written requests to the fund at the following address:

              Smith Barney Sector Series Inc.
              (Specify fund and class of shares)
              c/o PFPC Global Fund Services
              P.O. Box 9699
              Providence, RI 02940-9699



Smith Barney Sector Series Inc.

                 Your written request must provide the following:

                 .The name of fund and account number
                 .The class of shares and the dollar amount or num-
                  ber of shares to be redeemed
                 .Signatures of each owner exactly as the account is
                  registered

--------------------------------------------------------------------------------
    By telephone If you do not have a brokerage account with a Service
                 Agent, you may be eligible to redeem shares (except
                 those held in retirement plans) in amounts up to
                 $50,000 per day through the fund. You must complete
                 an authorization form to authorize telephone
                 redemptions. If eligible, you may request redemptions by
                 telephone on any day the New York Stock Exchange is
                 open. Call the transfer agent at 1-800-451-2010 between
                 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer
                 (ACH) to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. A sub-transfer agent may charge a fee on an electronic transfer
                 (ACH).

--------------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                 To qualify you must own shares of the fund with a value
                 of at least $10,000 ($5,000 for retirement plan
                 accounts) and each automatic redemption must be at
                 least $50. If your shares are subject to a deferred sales
                 charge, the sales charge will be waived if your automatic
                 payments do not exceed 1% per month of the value of
                 your shares subject to a deferred charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates
                 .All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.



                                                       Smith Barney Mutual Funds

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

[_] Name of the fund
[_] Account number
[_] Class of shares being bought, exchanged or redeemed
[_] Dollar amount or number of shares being bought, exchanged or redeemed
[_] Signature of each owner exactly as the account is registered

The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including, recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are employed, neither the fund nor the transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

[_] Are redeeming over $50,000
[_] Are sending signed share certificates or stock powers to the sub-transfer agent
[_] Instruct the sub-transfer agent to mail the check to an address different from the one on your account
[_] Changed your account registration
[_] Want the check paid to someone other than the account owner(s)
[_] Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each fund has the right to:

[_] Suspend the offering of shares
[_] Waive or change minimum and additional investment amounts
[_] Reject any purchase or exchange order
[_] Change, revoke or suspend the exchange privilege
[_] Suspend telephone transactions
[_] Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[_] Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities



Smith Barney Sector Series Inc.

Small account balances If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, each fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, each fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to a fund's performance and other shareholders. Each fund may limit additional purchases and/or exchanges by a shareholder.

Share certificates The funds do not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

  Dividends, distributions and taxes

Dividends Each fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Each fund expects distributions to be primarily from capital gains. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your service agent, the transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

       Transaction                          Federal tax status


      Redemption or exchange of shares      Usually capital gain or loss;
                                            long-term only if shares
                                            owned more than one year

      Long-term capital gain distributions  Long-term capital gain


      Short-term capital gain distributions Ordinary income


      Dividends                             Ordinary income




                                                       Smith Barney Mutual Funds

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, each fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


Smith Barney Sector Series Inc.

  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

Each fund generally values its fund securities based on market prices or quotations. Each value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price those same securities.

Each fund's currency conversions are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. Each fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.


                                                       Smith Barney Mutual Funds

  Financial Highlights

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

No information is presented for Class Y shares of each fund since no Class Y shares were outstanding for the period shown.

Global Biotechnology Fund

  For a Class A share of capital stock outstanding from August 31, 2000 (inception date) through October 31, 2000:

                                    2000/(1)/

---------------------------------------------
Net asset value, beginning of period $11.40

---------------------------------------------
Loss from operations:
 Net investment loss/(2)/           (0.04)
 Net realized and unrealized loss   (1.48)

---------------------------------------------
Total loss from operations          (1.52)

---------------------------------------------
Less distributions from:
 Net investment income                 --
 Net realized gains                    --

---------------------------------------------
Total distributions                    --

---------------------------------------------
Net asset value, end of period      $9.88

---------------------------------------------
Total return                       (13.33)%**

---------------------------------------------
Net assets, end of period (000)'s  $8,486

---------------------------------------------
Ratios to average net assets:
 Expenses/(2)/                       1.52%*
 Net investment loss                (0.78)%*

---------------------------------------------
Portfolio turnover rate                 1%

---------------------------------------------

/(1)/ Per share amounts calculated using the monthly average shares method. /(2)/ Expense ratios and the per share net investment loss before fee waiver were as follows:

                          Net Investment       Expense Ratio
                            Loss Per Share    Without Waiver
Fund                              2000               2000

--------------------------------------------------------------
Global Biotechnology Fund               $(0.04)      3.08%

 *  Annualized.
** Total return is not annualized, as it may not be representative of the total return for the year.


Smith Barney Sector Series Inc.

  For a Class B share of capital stock outstanding from August 31, 2000 (inception date) through October 31, 2000:

                                          2000/(1)/
Net asset value, beginning of period      $11.40

---------------------------------------------------
Income (loss) from operations:
 Net investment loss/(2)/                  (0.05)
 Net realized and unrealized loss          (1.49)

---------------------------------------------------
Total loss from operations                 (1.54)

---------------------------------------------------
Less distributions from:
 Net investment income                        --
 Net realized gains                           --

---------------------------------------------------
Total distributions                           --

---------------------------------------------------
Net asset value, end of period             $9.86

---------------------------------------------------
Total return                              (13.57)%**

---------------------------------------------------
Net assets, end of period (000)'s        $11,705

---------------------------------------------------
Ratios to average net assets:
 Expenses/(2)/                              2.28%*
 Net investment loss                       (1.51)%*

---------------------------------------------------
Portfolio turnover rate                        1%

---------------------------------------------------

/(1)/ Per share amounts calculated using the monthly average shares method. /(2)/ Expense ratios and the per share net investment loss before fee waiver were as follows:

                          Net Investment        Expense Ratio
                            Loss Per Share      Without Waiver
Fund                              2000               2000

--------------------------------------------------------------
Global Biotechnology Fund         $(0.05)          3.84%

 *  Annualized.
** Total return is not annualized, as it may not be representative of the total return for the year.


                                                       Smith Barney Mutual Funds

  For a Class L share of capital stock outstanding from August 31, 2000 (inception date) through October 31:

                                          2000/(1)/

---------------------------------------------------
Net asset value, beginning of period       $11.40

---------------------------------------------------
Loss from operations:
 Net investment loss/(2)/                   (0.06)
 Net realized and unrealized loss           (1.48)

---------------------------------------------------
Total loss from operations                  (1.54)

---------------------------------------------------
Less distributions from:
 Net investment income                         --
 Net realized gains                            --

---------------------------------------------------
Total distributions                            --

---------------------------------------------------
Net asset value, end of period              $9.86

---------------------------------------------------
Total return                             (13.51)%**

---------------------------------------------------
Net assets, end of period (000's)         $15,763

---------------------------------------------------
Ratios to average net assets:
 Expenses/(2)/                              2.28%*
 Net investment loss                      (1.51)%*

---------------------------------------------------
Portfolio turnover rate                         1%

---------------------------------------------------

/(1)/ Per share amounts calculated using the monthly average shares method. /(2)/ Expense ratios and the per share net investment loss before fee waiver were as follows:

                          Net Investment   Expense Ratio
                            Loss Per Share    Without Waiver
Fund                              2000             2000

--------------------------------------------------------------
Global Biotechnology Fund          $(0.06)          3.84%

 *  Annualized.
** Total return is not annualized, as it may not be representative of the total return for the year.


Smith Barney Sector Series Inc.

Global Media & Telecommunications Fund

  For a Class A share of capital stock outstanding from August 31, 2000 (inception date) through October 31:

                                          2000/(1)/

----------------------------------------------------
Net asset value, beginning of period        $11.40

----------------------------------------------------
Loss from operations:
 Net investment loss/(2)/                    (0.09)
 Net realized and unrealized loss      )     (0.83)

----------------------------------------------------
Total loss from operations                   (0.92)

----------------------------------------------------
Less distributions from:
 Net investment income                          --
 Net realized gains                             --

----------------------------------------------------
Total distributions                             --

----------------------------------------------------
Net asset value, end of period              $10.48

----------------------------------------------------
Total return                               (8.07)%**

----------------------------------------------------
Net assets, end of period (000)'s           $1,237

----------------------------------------------------
Ratios to average net assets:
 Expenses/(2)/                              1.52%*
 Net investment loss                      (0.35)%*

----------------------------------------------------
Portfolio turnover rate                          3%

----------------------------------------------------

/(1)/ Per share amounts calculated using the monthly average shares method. /(2)/ Expense ratios and the per share net investment loss before fee waiver were as follows:

                                         Net Investment     Expense Ratio
                                           Loss Per Share    Without Waiver
   Fund                                          2000               2000

  ---------------------------------------------------------------------------
  Global Media & Telecommunications Fund               $(0.09)          7.08%

 *  Annualized.
** Total return is not annualized, as it may not be representative of the total return for the year.


                                                       Smith Barney Mutual Funds

  For a Class B share of capital stock outstanding from August 31, 2000 (inception date) through October 31:

                                          2000/(1)/

---------------------------------------------------
Net asset value, beginning of period       $11.40

---------------------------------------------------
Loss from operations:
 Net investment loss/(2)/                   (0.10)
 Net realized and unrealized loss           (0.83)

---------------------------------------------------
Total loss from operations                  (0.93)

---------------------------------------------------
Less distributions from:
 Net investment income                         --
 Net realized gains                            --

---------------------------------------------------
Total distributions                            --

---------------------------------------------------
Net asset value, end of period             $10.47

---------------------------------------------------
Total return                              (8.16)%**

---------------------------------------------------
Net assets, end of period (000's)          $5,212

---------------------------------------------------
Ratios to average net assets:
 Expenses/(2)/                              2.29%*
 Net investment loss                      (0.36)%*

---------------------------------------------------
Portfolio turnover rate                         3%

---------------------------------------------------

/(1)/ Per share amounts calculated using the monthly average shares method. /(2)/ Expense ratios and the per share net investment loss before fee waivers were as follows:

                                         Net Investment       Expense Ratio
                                           Loss Per Share    Without Waiver
  Fund                                           2000               2000

  ---------------------------------------------------------------------------
  Global Media & Telecommunications Fund               $(0.10)          7.85%*

 *  Annualized.
** Total return is not annualized, as it may not be representative of the total return for the year.


Smith Barney Sector Series Inc.

  For a Class L share of capital stock outstanding from August 31, 2000 (inception date) through October 31:

                                         2000/(1)/

---------------------------------------------------
Net asset value, beginning of period       $11.40

---------------------------------------------------
Loss from operations:
 Net investment loss/(2)/                   (0.10)
 Net realized and unrealized loss           (0.83)

---------------------------------------------------
Total loss from operations                  (0.93)

---------------------------------------------------
Less distributions from:
 Net investment income                         --
 Net realized gains                            --
---------------------------------------------------
Total distributions                            --

---------------------------------------------------
Net asset value, end of period             $10.47

---------------------------------------------------
Total return                                8.16%**

---------------------------------------------------
Net assets, end of period (000's)          $2,312

---------------------------------------------------
Ratios to average net assets:
 Expenses/(2)/                              2.28%*
 Net investment loss                      (0.40)%*

---------------------------------------------------
Portfolio turnover rate                         3%

---------------------------------------------------

/(1)/ Per share amounts calculated using the monthly average shares method. /(2)/ Expense ratios and the per share net investment loss before fee waivers were as follows:

                                       Net Investment     Expense Ratio
                                         Loss Per Share    Without Waiver
Fund                                           2000               2000

---------------------------------------------------------------------------
Global Media & Telecommunications Fund               $(0.10)          7.85%*

 *  Annualized.
** Total return is not annualized, as it may not be representative of the total return for the year.


                                                       Smith Barney Mutual Funds

Global Technology Fund

  For a Class A share of capital stock outstanding from August 31, 2000 (inception date) through October 31:

                                           2000/(1)/

----------------------------------------------------
Net asset value, beginning of period       $ 11.40

----------------------------------------------------
Loss from operations:
 Net investment loss/(2)/                    (0.11)
 Net realized and unrealized gain (loss)     (2.51)

----------------------------------------------------
Total loss from operations                   (2.62)

----------------------------------------------------
Less distributions from:
 Net investment income                          --
 Net realized gains                             --

----------------------------------------------------
Total distributions                             --

----------------------------------------------------
Net asset value, end of period             $  8.78

----------------------------------------------------
Total return                              (22.98)%**

----------------------------------------------------
Net assets, end of period (000's)          $ 1,206

----------------------------------------------------
Ratios to average net assets:
 Expenses/(2)/                               1.56%*
 Net investment income                       0.39%*

----------------------------------------------------
Portfolio turnover rate                          5%

----------------------------------------------------

/(1)/ Per share amounts calculated using the monthly average shares method. /(2)/ Expense ratios and the per share net investment loss before fee waivers were as follows:

                       Net Investment        Expense Ratio
                         Loss Per Share      Without Waiver
Fund                           2000               2000

-----------------------------------------------------------
Global Technology Fund               $(0.11)         10.36%*

 *  Annualized.
** Total return is not annualized, as it may not be representative of the total return for the year.


Smith Barney Sector Series Inc.

  For a Class B share of capital stock outstanding from August 31, 2000 (inception date) through October 31:

                                          2000/(1)/

----------------------------------------------------
Net asset value, beginning of period       $ 11.40

----------------------------------------------------
Loss from operations:
 Net investment loss/(2)/                    (0.16)
 Net realized and unrealized gain (loss)     (2.47)

----------------------------------------------------
Total loss from operations                   (2.63)

----------------------------------------------------
Less distributions from:
 Net investment income                          --
 Net realized gains                             --

----------------------------------------------------
Total distributions                             --

----------------------------------------------------
Net asset value, end of period             $  8.77

----------------------------------------------------
Total return                              (23.07)%**

----------------------------------------------------
Net assets, end of period (000's)          $ 1,503

----------------------------------------------------
Ratios to average net assets:
 Expenses/(2)/                               2.29%*
 Net investment loss                       (1.15)%*

----------------------------------------------------
Portfolio turnover rate                         5 %

----------------------------------------------------

/(1)/ Per share amounts calculated using the monthly average shares method. /(2)/ Expense ratios and the per share net investment loss before fee waivers were as follows:

                       Net Investment       Expense Ratio
                         Loss Per Share     Without Waiver
Fund                           2000               2000

-----------------------------------------------------------
Global Technology Fund               $(0.16)          11.08%

 *  Annualized.
** Total return is not annualized, as it may not be representative of the total return for the year.


                                                       Smith Barney Mutual Funds

  For a Class L share of capital stock outstanding from August 31, 2000 (inception date) through October 31:

                                    2000/(1)/

----------------------------------------------
Net asset value, beginning of period $ 11.40

----------------------------------------------
Loss from operations:
 Net investment loss/(2)/              (0.16)
 Net realized and unrealized loss      (2.47)

----------------------------------------------
Total loss from operations             (2.63)

----------------------------------------------
Less distributions from:
 Net investment income                    --
 Net realized gains                       --

----------------------------------------------
Total distributions                       --

----------------------------------------------
Net asset value, end of period       $  8.77

----------------------------------------------
Total return                        (23.07)%**

----------------------------------------------
Net assets, end of period (000's)    $ 2,383

----------------------------------------------
Ratios to average net assets:
 Expenses/(2)/                         2.28%*
 Net investment loss                 (1.23)%*

----------------------------------------------
Portfolio turnover rate                   5 %

----------------------------------------------

/(1)/ Per share amounts calculated using the monthly average shares method. /(2)/ Expense ratios and the per share net investment loss before fee waivers were as follows:

                       Net Investment        Expense Ratio
                          Per Share          Without Waiver
Fund                           2000               2000

-----------------------------------------------------------
Global Technology Fund               $(0.16)          11.08%*

 *  Annualized.
** Total return is not annualized, as it may not be representative of the total return for the year.


Smith Barney Sector Series Inc.

                   (This page is intentionally left blank.)

[LOGO]  Smith Barney

        Mutual Funds

        Your Serious Money. Professionally Managed./sm/

Smith Barney

Global Biotechnology Fund

Global Media & Telecommunications Fund

Global Technology Fund

Each an investment portfolio of Smith Barney Sector Series Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about a fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

Each fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information
The statement of additional information provides more detailed information about a fund and is incorporated by reference into (is a legally part of) this prospectus.

You can make inquiries about a fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund's sub-transfer Agent, or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, 39th Floor, New York, New York 10048.

Information about each fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about each fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about a fund that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-04757)
FD 01978     2/01



Part B - Two Statements of Additional Information

February 28, 2001

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY SECTOR SERIES INC.
Smith Barney Financial Services Fund
Smith Barney Health Sciences Fund
Smith Barney Technology Fund

7 World Trade Center
New York, New York 10048
(800) 451-2010

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the combined prospectus of Smith Barney Financial Services Fund ("Financial Services Fund"), Smith Barney Health Sciences Fund ("Health Sciences Fund") and Smith Barney Technology Fund ("Technology Fund") (each, a "Fund") dated February 28, 2001, as amended or supplemented from time to time (the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Each Fund is a series of the Smith Barney Sector Series Inc. (the "Company") which also offers three other series: Smith Barney Global Biotechnology Fund, Smith Barney Global Media & Telecommunications Fund and Smith Barney Global Technology Fund. The prospectus and copies of other information on the Funds may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, PFS Investments Registered Representative, a broker/dealer, financial intermediary, financial institution (each called a "Service Agent") or by writing or calling the Company at the address or telephone number above.

TABLE OF CONTENTS
Investment Objective and Management Policies	2
Risk Factors	8
Investment Restrictions	18
Directors and Executive Officers of the Company	20
Investment Management and Other Services	23
Portfolio Transactions	29
Portfolio Turnover	31
Purchase of Shares	31
Redemption of Shares	42
Valuation of Shares	46
Exchange Privilege	47
Performance Information	48
Dividends, Distributions and Taxes	52
Other Information About the Company	58
Financial Statements	59
Other Information	59

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses each Fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which each Fund may invest, the investment policies and portfolio strategies each Fund may utilize and certain risks associated with these investments, policies and strategies. SSB Citi Fund Management LLC ("SSB Citi" or the "Manager") serves as Investment Manager to each Fund. Citibank, N.A., through its Citibank Global Asset Management division ("CGAM" or the "Sub-Adviser"), an affiliate of the Manager, serves as the sub-adviser to each Fund.

Financial Services Fund

Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Fund invests at least 80% of its assets in securities of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

Health Sciences Fund

Health Sciences Fund seeks long-term capital appreciation by investing primarily in common stocks. The Fund invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services such as medical, dental and optical products, hardware, insurance or services.

Technology Fund

Technology Fund seeks long-term capital appreciation by investing its assets primarily in common stocks. The Fund normally invests at least 80% of its assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology sectors.

Each Fund

Each fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. Because each Fund is considered non-diversified, the Fund may invest a significant percentage of its assets in a single issuer.

In buying and selling securities for each fund, the Subadviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered include long-term growth potential, earnings estimates and quality of management.

The Subadviser may lend each Fund's securities to broker-dealers or other institutions to earn income for the Fund. The Subadviser may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease a Fund's exposure to changing security prices or other factors that affect security values. If the Subadviser's strategies do not work as intended, a Fund may not achieve its objective.

Under normal market conditions, the majority of a Fund's portfolio will consist of common stock, but it also may contain money market instruments for cash management purposes. Each Fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Equity Securities. Each Fund will normally invest at least 80% of its assets in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

When-Issued Securities and Delayed-Delivery Transactions. Each Fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. A Fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Because of fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.

When the Fund agrees to purchase when-issued or delayed-delivery securities, the Fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the Fund's books. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Foreign Securities. Each Fund may invest in securities of foreign issuers. Such investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on or market value of securities. If it should become necessary, the Fund might encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Furthermore, some of these securities may be subject to foreign brokerage and withholding taxes.

Each Fund may also invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or similar securities representing interests in the common stock of foreign issuers. ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities. However, by investing in ADRs or EDRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs and EDRs. The information available for ADRs and EDRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes which may reduce the investment return of the Fund. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Fund's investments are denominated relative to the U.S. dollar will affect the Fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a fund's securities are quoted would reduce the Fund's net asset value per share.

Securities of Developing/Emerging Markets Countries.   A
developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a Fund might make in such emerging markets would be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Economic and Monetary Union (EMU) EMU began on January 1, 1999 when 11 European countries adopted a single currency-the Euro.
EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's comitment to avoid "excessive deficits" and other more specific a budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the funds' portfolios; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 and beyond; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge onver time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the funds.

Money Market Instruments. Each Fund may invest for temporary defensive purposes in short-term corporate and government bonds and notes and money market instruments. Money market instruments include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements. Each Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Fund's Manager or the Subadviser. The Manager or the Subadviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the Manager or the Subadviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Manager or the Subadviser will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act"). Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements which involve the sale of Fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Subadviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.
Lending of Portfolio Securities. Consistent with applicable regulatory requirements, each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The Fund will not lend portfolio securities to affiliates of the Manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."
By lending its securities, the Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not the primary investment goal of the Fund, income received could be used to pay the Fund's expenses and would increase an investor's total return. The Fund will adhere to the following conditions whenever its portfolio securities are loaned:
(i) the Fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.
Borrowing. Each Fund also may borrow for temporary or emergency purposes, but not for leveraging purposes, in an amount up to 331/3% of its total assets, and may pledge its assets in connection with such borrowings. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

RISK FACTORS

Financial Services Fund

This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in financial services depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of financial services companies.

Most financial services companies are subject to extensive governmental regulation which limits their activities and may (as with insurance rate regulation) affect the ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial services sector may also increase competitive pressures on different types of firms. The availability and cost of funds to financial services firms is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance.

Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies.

The Subadviser believes that the deregulation of many segments of the financial services sector provides new opportunities for issuers in this sector. As new segments of the financial services sector are opened to certain larger financial services firms formerly prohibited from doing business in these segments (such as national and money center banks); certain established companies in these market segments (such as regional banks or securities firms) may become attractive acquisition candidates for the larger firm seeking entrance into the segment. Typically, acquisitions accelerate the capital appreciation of the shares of the company to be acquired.

The Subadviser will seek to invest in those financial services companies that it believes are well positioned to take advantage of the ongoing changes in the financial services sector. A financial services company may be well positioned for a number of reasons. It may be an attractive acquisition for another company wishing to strengthen its presence in a line of business or a geographic region or to expand into new lines of business or geographic regions, or it may be planning a merger to strengthen its position in a line of business or a geographic area. The financial services company may be engaged in a line or lines of business experiencing or likely to experience strong economic growth; it may be linked to a geographic region experiencing or likely to experience strong economic growth and may be actively seeking to participate in such growth; or it may be expanding into financial services or geographic regions previously unavailable to it (because of an easing of regulatory constraints) in order to take advantage of new market opportunities.

Health Sciences Fund

Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' security prices. Many of these activities are funded or subsidized by governments; withdrawal or curtailment of this support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

Technology Fund

Many technological products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. Also, the portfolio consists of faster-growing, more volatile technology companies that the Subadviser believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

Technology and Health Science Areas. The Subadviser believes that because of rapid advances in technology and science, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. Industries likely to be represented in the portfolio include computers, networking and internetworking software, computer aided design, telecommunications, media and information services, medical devices and biotechnology. The Fund may also invest in the stocks of companies that should benefit from the commercialization of technological advances, although they may not be directly involved in research and development.
The technology and science areas have exhibited and continue to exhibit rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalized companies that are well established in the technology market can be expected to grow with the market and will frequently be found in the Fund's portfolio. The expansion of technology and its related industries, however, also provides a favorable environment for investment in small to medium capitalized companies. The Fund's investment policy is not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. The Subadviser's overall stock selection for the Fund is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects.

Companies in the rapidly changing fields of technology and science face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Fund's shares may be susceptible to factors affecting the technology and science areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The technology and science areas may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

Risks Associated with Particular Investments

Market Risk. Equity stock prices vary and may fall, thus reducing the value of a Fund's investment. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

Foreign Securities. Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Each Fund has the ability to invest more than 25% of their respective assets in the securities of non-U.S. issuers.

Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

Political Risk. Political actions, events or instability may result in unfavorable changes in the value of a security.

Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

Liquidity Risk. A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

Smaller Capitalized Companies. The Subadviser believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent each Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

Risks of Using Derivative Instruments. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and options on futures are examples of derivative instruments. Derivative instruments involve risks different from the direct investment in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Counterparty Risk. This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with a Fund.

Lack of Timely Information Risk. Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to smaller company securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

Non-Diversified Classification. Each Fund is classified as a non-diversified fund under the 1940 Act which means the Fund is not limited by the Act in the proportion of its assets it may invest in the obligations of a single issuer. As a result, the Funds may be subject to greater volatility with respect to their portfolio securities than funds that are more broadly diversified. Each Fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for Federal income tax to the extent its earnings are distributed to shareholders. To qualify as a regulated investment company, the Fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

Master/feeder fund structure. The Board of Directors has the discretion to retain the current distribution arrangement for the Funds while investing their assets in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Options, Futures and Currency Strategies. Each Fund may, but is not required to, use forward currency contracts and certain options and futures strategies to seek to increase total return or hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Fund. There can be no assurance that such efforts will succeed.

In order to assure that the Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the Fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the Fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the Subadviser anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the Subadviser believes a particular currency may decline compared to the U.S. dollar or another currency, the Fund may enter into a forward contract to sell the currency the Subadviser expects to decline in an amount approximating the value of some or all of the Fund's securities denominated in that currency, or when the Subadviser believes one currency may decline against a currency in which some or all of the portfolio securities held by the Fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the Fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the Subadviser believes the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the Fund are denominated ("cross hedging"). The Fund places (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the Fund's commitments with respect to such contracts.

For hedging purposes, the Fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or which the Subadviser intends to include in its portfolio. The Fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

The Fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option written by the Fund is "covered" if the Fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account on the Fund's books) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account on the Fund's books.

The Fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. If the expected changes occur, the Fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the Fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the Fund may lose such amounts if the prices of securities underlying the options do not move in the direction or to the extent anticipated.

Although the portfolio may not use forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs. These risks include: dependence on the Subadviser's ability to predict movements in the prices of individual securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; and lack of assurance that a liquid market will exist for any particular option, futures contract or option thereon at any particular time.

Over-the-counter options in which the Fund may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Options on Securities. As discussed more generally above, each Fund may engage in writing covered call options. Each Fund may also purchase put options and enter into closing transactions. The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the Fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities when the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

The Fund may write (a) in-the-money call options when the Subadviser expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when the Subadviser expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when the Subadviser expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Fund expects to write options only on national securities exchanges or in the over-the-counter market. The Fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The Fund may realize a profit or loss upon entering into a closing transaction. In cases in which the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Although the Fund generally will purchase or write only those options for which the Manager and/or the Subadviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of the Manager or the Subadviser and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by the Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although the Subadviser will attempt to take appropriate measures to minimize the risks relating to the Fund's writing of call options and purchasing of put and call options, there can be no assurance that the Fund will succeed in its option-writing program.

Stock Index Options. As described generally above, each Fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of long-term capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to the Manager's and/or the Subadviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts. As described generally above, each Fund may invest in stock index futures contracts and options on futures contracts traded on a domestic exchange or board of trade. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. The Fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts and options only on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated on the Fund's books to the extent required by law.

The purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the Fund anticipates an increase in the price of stocks it intends to purchase at a later time, the Fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the Fund's not participating in a market advance. The Fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the Fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the Fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the Fund is subject to the ability of the Subadviser to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although a Fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 7 below and each Fund's investment objective have been adopted by the Company as fundamental policies of each Fund. Under the 1940 Act, a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities of the Fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a Fund meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of outstanding shares.

Under the investment restrictions adopted by the Company with respect to each Fund, each Fund will not:
1.	Purchase or sell the securities of any issuer, if, as a
result of such purchase or sale, less than 25% of the assets of the Fund would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the Fund.

2.	Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 331/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3.	Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4.	Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held;
(c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies); or (d) investing in real estate investment trust securities.

6.	Engage in the business of underwriting securities issued by
other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or otherwise acquire any illiquid security except
as permitted under the 1940 Act for open-end investment companies, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

DIRECTORS AND EXECUTIVE OFFICERS OF THE COMPANY

The Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of each Fund, as defined in the 1940 Act, is indicated by an asterisk.

HERBERT BARG (Age 77).  Director
Private Investor. Director or trustee of 16 investment companies associated with Citigroup Inc. ("Citigroup") His address is 273
Montgomery Avenue, Bala Cynwyd, Pennsylvania, 19004.

*ALFRED J. BIANCHETTI (Age 78). Director
 Retired; formerly Senior Consultant to Dean Witter Reynolds Inc.
Director or trustee of 11 investment companies associated with Citigroup. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.

MARTIN BRODY (Age 79). Director
Consultant, HMK Associates. Retired Vice Chairman of the Board of Restaurant Associates Corp. Director or trustee of 20 investment companies associated with Citigroup. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

DWIGHT B. CRANE (Age 63). Director
Professor, Harvard Business School. Director or trustee of 23 investment companies associated with Citigroup. His address is c/o Harvard Business School, Soldiers Field Road, Boston,
Massachusetts 02163.

BURT N. DORSETT (Age 70). Director
Managing Partner of the investment counseling firm Dorsett McCabe Management, Inc. Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. Director or trustee of 11 investment companies associated with Citigroup. His address is 201 East 62nd Street, New York, New York 10021.

ELLIOT S. JAFFE (Age 74). Director
Chairman of the Board and President of The Dress Barn, Inc.
Director or trustee of 11 investment companies associated with Citigroup. His address is 30 Dunnigan Drive, Suffern, New York
10021.

STEPHEN E. KAUFMAN (Age 69). Director
Attorney. Director or trustee of 13 investment companies associated with Citigroup. His address is 277 Park Avenue, New
York, New York 10172.

JOSEPH J. McCANN (Age 70). Director
Financial Consultant.  Retired Financial Executive, Ryan Homes,
Inc. Director or trustee of 11 investment companies associated with Citigroup. His address is 200 Oak Park Place, Pittsburgh,
Pennsylvania 15243.

*HEATH B. McLENDON (Age 67). Chairman of the Board, President and Chief Excutive Officer. Managing Director of Salomon Smith Barney Inc. ("Salomon Smith Barney"), President of SSB Citi and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of 77 investment companies associated with Citigroup. His address is 7 World Trade Center, New York, New York 10048.

CORNELIUS C. ROSE, JR. (Age 68). Director
President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. Director or trustee of 11 investment companies associated with Citigroup. His address is Meadowbrook Village, Building 4, Apt. 6, West Lebanon, New Hampshire 03784.

LEWIS E. DAIDONE (Age 43). Director
Senior Vice President and Treasurer. Managing Director of Salomon Smith Barney, Chief Financial Officer of the Smith Barney Mutual funds; Director and Senior Vice President of SSB Citi and TIA; Senior Vice President and Treasurer of 83 investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

IRVING DAVID (Age 40). Controller
Director of Salomon Smith Barney. Controller or Assistant Treasurer of 43 investment companies associated with Citigroup; Formerly Assistant Treasurer of First Investment Management Company; His address is 125 Broad Street, New York, New York 10004.

[PAUL BROOK (Age 47). Controller
Director of Salomon Smith Barney; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst &
Young LLP; Controller or Assistant Treasurer of 43 investment companies associated with Citigroup.]

CHRISTINA T. SYDOR (Age 50).  Secretary
Managing Director of Salomon Smith Barney. General Counsel and
Secretary of SSB Citi and TIA; Secretary of 61 investment companies associated with Citigroup.

As of February 21, 2001, the Company's Directors and officers of each Fund, as a group, owned less than 1% of the outstanding shares of common stock of the Company. As of February 21, 2001 to the knowledge of the funds and the board of trustees, no single shareholder or group (as the term is used in Section 13(d) of the Securities Act of 1934) beneficially owned or owner of record more than 5% of the outstanding shares of the fund with the exception of the following:

FUND
CLASS
SHARES HELD
PERCENT
NAME
ADDRESS
Financial
Services Fund

A
107,910.9
24
9.46*
PFS Shareholder
Services
Attn: Jay Barnhill
3100 Breckinridge
Blvd.
Duluth, GA 30199
Financial
Services Fund

B
112,802.8
92
5.02*
PFS Shareholder
Services
Attn: Jay Barnhill
3100 Breckinridge
Blvd.
Duluth, GA 30199
Health
Sciences Fund

A
129,291.1
25
9.75*
PFS Shareholder
Services
Attn: Jay Barnhill
3100 Breckinridge
Blvd.
Duluth, GA 30199
Health
Sciences Fund

B
150,352.6
52
6.30*
PFS Shareholder
Services
Attn: Jay Barnhill
3100 Breckinridge
Blvd.
Duluth, GA 30199
Technology
Fund

A
401,316.3
15
6.90*
PFS Shareholder
Services
Attn: Jay Barnhill
3100 Breckinridge
Blvd.
Duluth, GA 30199
* The Company believes that this entity is not the beneficial owners of shares held of record by them.

No officer, Director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the Company for serving as an officer or director of the Company. The Company pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $2000 per annum plus $250 per in-person meeting and $100 per telephonic meeting. All Directors are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings. During the fiscal period ended October 31, 2000, such expenses totaled $9,737.

The following table shows the compensation paid by the Company and other Smith Barney Mutual Funds to each Director during the Company's last fiscal year. None of the officers of the Company received any compensation from the Company for such period. The Company does not pay retirement benefits to its Directors and officers. Officers and interested Directors of the Company are compensated by Salomon Smith Barney.






Name of Person


Aggregate
Compensat
ion
From
Company+
Total
Pension or
Retirement
Benefits
Accrued
As part of
Company
Expenses

Compensation
from Company
and Fund
Complex
Paid to
Directors

Number of
Funds for
Which
Director
Serves
Within
Fund Complex

Herbert Barg**
Alfred
Bianchetti* **
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$3,158.00
$3,058.00
$2,970.00
$3,058.00
$3,158.00
$2,983.00
$3,158.00
$3,158.00
     $
0.00
$3,158.00

$0
 0
 0
 0
 0
 0
 0
 0
 0
 0

$116,075.00
        $
58,900.00
$132,950.00
$153,175.00
        $
59,500.00
        $
58,700.00
        $
114,000.00
        $
59,500.00
        $
0.00
        $
59,500.00

16
11
20
23
11
11
13
11
77
11
*	Designates an "interested" Director.
**	Designates member of Audit Committee.

Upon attainment of age 80, Company Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to Company Directors, together with reasonable out-of-pocket expenses for each meeting attended. Directors Emeritus may attend meetings but have no voting rights. During the Company's last fiscal year, aggregate compensation paid to Directors Emeritus was $1,500.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager and SubAdviser

SSB Citi serves as investment manager to the Funds pursuant to a written agreement with the fund (an "Management Agreement"). SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Citigroup, which is located at 1 Citicorp Center, 153 East 53rd Street, New York, New York 10028. SSB Citi was incorporated on March 12, 1968 under the laws of Delaware and converted to a Delaware limited liability company in September 1999. The Management Agreement was approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company or the Manager ("Independent Directors"). SSB Citi (through its predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of February 12, 2000 in excess of $144 billion.

CGAM provides discretionary and non-discretionary portfolio management services to a wide variety of individual and institutional accounts, including, but not limited to, banks or thrift institutions, retirement plans, pension and profit-entities, registered investment companies and unregistered domestic and offshore funds. The Sub-Advisory Agreement was approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company or the Manager. As of February 29, 2000, SaBAM had $25.2 billion in assets under management including approximately $340 million in convertible securities. CGAM is located at 100 First Stamford Place, Stamford, Connecticut.

The Manager and the Subadviser pay the salaries of all officers and employees who are employed by both it and the Company, and maintain office facilities for the Company. In addition to those services, the Manager furnishes the Company with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Company, prepares reports to the fund's shareholders and prepares tax returns, reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities. The Manager and Subadviser bear all expenses in connection with the performance of their services. The Company bears expenses incurred in its operations, including: taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Salomon Smith Barney or one of its affiliates, SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Directors of the Company.

As compensation for investment management services, the respective Fund pays the Manager the annual investment management fee described below (based on a percentage of the fund's average daily net assets):

Financial Services Fund:	0.80%
Health Sciences Fund:		0.80%
Technology Fund:		0.95%

For the period ended October 31, 2000*, the Funds paid investment advisory fees to SSB Citi as follows:
Financial Services Fund
$   260,242
Health Sciences Fund
     261,782
Technology Fund
  1,106,818
*	The Manager of the Financial Services Fund, Health
Sciences Fund and Technology Fund waived $170,543, $136,709 and $96,394 of its management fee, respectively. The administrative fees have been included in the total for management fees.

The Manager has agreed to waive a portion of the fees otherwise payable to it by certain of the Company's Funds so that Class A, Class B and Class L share's expenses do not exceed 1.50%, 2.25% and 2.25%, respectively, of each Fund's average daily net assets. The Manager may change or eliminate this management fee waiver and/or voluntary expense limitation at any time.

As compensation for investment sub-advisory services, the Manager pays the sub-adviser the fee described below (based on a percentage of the Fund's average daily net assets):

Financial Services Fund:	0.50%
Health Sciences Fund:		0.50%
Technology Fund:		0.65%

For the period ended October 31, 2000, the Manager paid investment subadvisory fees to the Subadviser as follows:
Financial Services Fund
$     80,699
Health Sciences Fund
     125,073
Technology Fund
  1,010,424

Custodian and Sub-administration

State Street Bank and Trust Company ("State Street"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as the custodian of each Fund's assets pursuant to a custodian agreement (the "Custody Contract") with the Company. State Street is also the custodian with respect to the custody of foreign securities held by the Funds. Under the Custody Contract, State Street (i) holds and transfers portfolio securities on account of each Fund, (ii) accepts receipts and makes disbursements of money on behalf of each Fund, (iii) collects and receives all income and other payments and distributions on account of each Fund's securities and (iv) makes periodic reports to the Board of Directors concerning the Funds' operations. State Street also serves as sub-administrator for each Fund, pursuant to a written agreement (the "Agreement") with the Manager and each Fund.

Under the Agreement, State Street has agreed to oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC.

Transfer Agent and Sub-Transfer Agent

Citi Fiduciary Trust Company (the "transfer agent") located at 125 Broad Street, New York, New York 10004, serves as each Fund's transfer agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

PFPC Global Fund Services ("PFPC") located at P.O. Box 9699, Providence, Rhode Island 02940, serves as a sub-transfer agent of each Fund. Under the sub-transfer agency agreement, the PFPC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, PFPC receives a monthly fee from the transfer agent computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

Each Fund has also engaged the services of PFS Shareholder
Services ("PFS Shareholder Services") as a sub-transfer agent for PFS Accounts. PFS Shareholder Services is located at 3100
Breckinridge Blvd, Bldg 200, Duluth, Georgia 30099-0062.

Auditors

KPMG LLP, independent auditors, 345 Park Avenue, New York, New
York 10154, have been selected to serve as auditors of the Company and to render opinions on each Fund's financial statements for the fiscal year ended October 31, 2001.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York
10019, serves as counsel to the Company and each Fund.  Stroock &
Stroock & Lavan LLP, 180 Maiden Lane, New York, New York, 10038 serves as counsel to the directors who are not "interested persons" of the Company.

Distributors

Effective June 5, 2000, the Company on behalf of each Fund has entered into an agreement with Salomon Smith Barney located at 388 Greenwich Street, New York, New York 10013 and PFS Distributors, Inc. ("PFS Distributors"), located at 3120 Breckinridge Blvd., Duluth, Georgia 30099 to distribute each Fund's shares on a best efforts basis pursuant to distribution agreements. Prior to June 5, 2000, CFBDS, Inc. served as the Company's distributor.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The Company's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management Agreement for continuance.

For the fiscal year ended October 31, 2000, Salomon Smith Barney and/or PFS Distributors incurred distribution expenses for advertising, printing and mailing prospectuses, support services and overhead expenses, to Salomon Smith Barney Financial Consultants or PFS Investments Registered Representatives and for accruals for interest on the excess of Salomon Smith Barney and/or PFS expenses incurred in the distribution of the fund's shares over the sum of the distribution fees and Deferred Sales Charge received by Salomon Smith Barney and/or PFSDI are expressed in the following table:




Fund Name

Financial
Consultant
Compensatio
n


Branch
Expenses


Advertisin
g
Expenses


Printin
g
Expense
s


Interes
t
Expense
s


Other
Expenses
Financial
Services
Fund
$
$
$
$
$
N/A
Health
Sciences
Fund





N/A
Technology
Fund





N/A

Initial Sales Charges
For the 2000 fiscal period, the aggregate dollar amount of
commissions on Class A and Class L shares received by Salomon
Smith Barney were as follows:
	Class A Shares
	For the period ended October 31, 2000:
Financial Services Fund
$   219,000
Health Sciences Fund
     255,000
Technology Fund
  1,020,000

Class L Shares
	For the period ended October 31, 2000:
Financial Services Fund
$   262,000
Health Sciences Fund
     224,000
Technology Fund
     800,000

Deferred Sales Charge (paid to Salomon Smith Barney)

	Class A Shares
	For the period ended October 31, 2000:
Financial Services Fund
$
1,000
Health Sciences Fund

2,000
Technology Fund

0

	Class B Shares
	For the period ended October 31, 2000:
Financial Services Fund
$     16,000
Health Sciences Fund

19,000
Technology Fund

97,000

	Class L Shares
	For the period ended October 31, 2000:
Financial Services Fund
$     13,000
Health Sciences Fund

8,000
Technology Fund

27,000


Distribution Arrangements

To compensate Salomon Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, each Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the Fund pays Salomon Smith Barney a distribution fee with respect to the Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average daily net assets attributable to the shares of the respective Class.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "independent directors"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the directors including all of the independent directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent directors or, with respect to the Fund, by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney will provide the Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

The only classes of shares being offered for sale through PFS Distributors are Class A shares and Class B shares. Pursuant to the Plan (described above), PFS Distributors is paid an annual service fee with respect to Class A and Class B shares of the fund sold through PFS Distributors at the annual rate of 0.25% of the average daily net assets of the respective class. PFS Distributors is also paid an annual distribution fee with respect to Class B shares at the annual rate of 0.75% of the average daily net assets attributable to that Class. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are paid to PFS Distributors, which in turn, pays PFS Investments Inc. ("PFS Investments") to pay its PFS Investments Registered Representatives for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of PFS Investments Registered Representatives and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of PFS Investments associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses.

The payments to PFS Investments Registered Representatives for selling shares of a class include a commission or fee paid by the investor or PFS at the time of sale and, with respect to Class A and Class B shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that class. PFS Investments Registered Representatives may receive different levels of compensation for selling different classes of shares.

PFS Investments may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered Representatives who sell shares of the fund.

Service Fees and Distribution Fees

Class A Shares
For the period ended October 31, 2000:
Financial Services Fund
$     16,244
Health Sciences Fund

19,436
Technology Fund

67,882

Class B Shares
For the period ended October 31, 2000:
Financial Services Fund
$   126,651
Health Sciences Fund
     130,323
Technology Fund

464,979

Class L Shares
For the period ended October 31, 2000:
Financial Services Fund
$   133,676
Health Sciences Fund
     119,162
Technology Fund
     428,565

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the Company on behalf of each Fund, the Manager, the sub-adviser and principal underwriter have adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. A copy of the Company's Code of Ethics is on file with the SEC.

PORTFOLIO TRANSACTIONS

The Subadviser arranges for the purchase and sale of each Fund's securities and selects brokers and dealers (including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The Subadviser may select brokers and dealers that provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including Salomon Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research statistical or other services to enable the Subadviser or its affiliates to supplement its own research and analysis.

Decisions to buy and sell securities for the Fund are made by the Subadviser, subject to the overall supervision and review of the Company's Board of Directors. Portfolio securities transactions for the Fund are effected by or under the supervision of the Manager.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is the Fund's policy to seek the best overall terms available. The Subadviser, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The Subadviser receives research, statistical and quotation services from several broker-dealers with which it places the Fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the Subadviser exercises investment discretion. Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The sub-adviser's fee under the management agreement is not reduced by reason of its receiving such brokerage and research services. The Company's Board of Directors, in its discretion, may authorize the Manager to cause the Fund to pay a broker that provides brokerage and research services to the Manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction. Salomon Smith Barney will not participate in commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the Company's Board of Directors has determined that any portfolio transaction for the Fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in the Manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon Smith Barney or the affiliate charges the Fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules, Salomon Smith Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided: (a) the Board of Directors has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the Fund are made independently from those of the other accounts managed by the Subadviser, investments of the kind made by the Fund also may be made by those other accounts. When the Fund and one or more accounts managed by the Subadviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Subadviser to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.
The Fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the Manager or any affiliates is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other Funds that have similar investment objectives but that are not subject to a similar limitation.









Portfolio







Total
Brokerage
Commissions





Commissions
paid to
Salomon
Smith
Barney and
Affiliates



% of Total
Brokerage
Commissions
paid to
Salomon
Smith
Barney and
Affiliates

% of Total
Dollar
Amount of
Transaction
s Involving
Commissions
Paid to
Salomon
Smith
Barney and
Affiliates

Financial Services
Fund
$115,898
$ 0
0%
0%
Health Sciences Fund
89,249
$ 0
0%
0%
Technology Fund
156,606
$ 0
0%
0%

PORTFOLIO TURNOVER

Each Fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when the Fund deems it desirable to sell or purchase securities. The Subadviser may cause the Fund to sell or purchase securities to ensure compliance with the Fund's investment policies.

For the fiscal period ended October 31, 2000, the portfolio turnover rates were as follows:

Financial Services Fund
26%
Health Sciences Fund
26%
Technology Fund
24%

PURCHASE OF SHARES

General. Each Fund offers four Classes of shares: Classes A, B, L, and Y. Class A and Class L shares are sold to investors with an initial sales charge. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. Class L shares are also subject to a deferred sales charge payable upon certain redemptions. Class Y shares are sold without an initial sales charge or a deferred sales charge and are available only to investors investing a minimum of $15,000,000. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase

Investors in Class A, Class B, and Class L shares may open an account by making an initial investment in the Fund of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), the minimum initial and subsequent investment requirement for Class A, Class B, and Class L shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B, and Class L shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B, and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unit holders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, directors or trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Funds reserve the right to waive or change minimums, to decline any order to purchase their shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the applicable a sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the applicable sub-transfer agent.
Salomon Smith Barney Accounts. Purchases of shares of each Fund must be made through a brokerage account maintained with a Service Agent. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from a Fund through the transfer agent. When purchasing shares of a Fund, investors must specify whether the purchase is for Class A, Class B, Class L, or Class Y shares. Salomon Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC are not subject to a maintenance fee.

PFS Investments Accounts. Each Fund offers two Classes of shares to investors purchasing through PFS Investments: Class A shares and Class B shares. Initial purchases of shares of each Fund must be made through a PFS Investments Registered Representative by completing the appropriate application found in the Prospectus. The completed application should be forwarded to PFS Shareholder Services, P.O. Box 105033, Atlanta, Georgia 30348. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to PFS Shareholder Services. In processing applications and investments, the PFS Shareholder Services acts as agent for the investor and for PFS Investments and also as agent for the Distributor, in accordance with the terms of the Prospectus. If Citi Fiduciary Trust Company (the "Transfer Agent") ceases to act as such, a successor company named by the Fund will act in the same capacity so long as the account remains open.

Shares purchased will be held in the shareholder's account by PFS Shareholder Services. Share certificates are issued only upon a shareholder's written request to PFS Shareholder Services. A shareholder who has insufficient funds to complete any purchase, will be charged a fee of $30 per returned purchase by PFS Shareholder Services.

Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment Plan accounts), or $250 for an IRA or a Self-Employed Retirement Plan in a Fund. Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class in the Fund is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the transfer agent or PFS Shareholder Services prior to the close of regular trading on the NYSE, on any day a Fund calculates its net asset value, are priced according to the net asset value determined on that day.

Upon completion of certain automated systems, initial purchases of Fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Registered Representative must contact PFS Shareholder Services at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact PFS Shareholder Services at (800) 544-5445 to obtain proper wire instructions.

Upon completion of certain automated systems, shareholders who establish telephone transaction authority on their account and supply bank account information will be able to make additions to their accounts at any time. Shareholders should contact PFS Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize PFS Shareholder Services to transfer funds from the bank account provided for the amount of the purchase. A shareholder that has insufficient funds to complete the transfer will be charged a fee of up to $30 by PFS Shareholder Services. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30 by PFS Shareholder Services. Subsequent investments by telephone may not be available if the shareholder cannot reach PFS Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use a Fund's regular subsequent investment procedure described above.

PFS may pay its Registered Representatives an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS Investments. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

In addition, Class A shares of a Fund may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the ''Primerica Plan'') for its participants, subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (''ERISA''). Class A shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class A shares are also offered at net asset value to accounts opened for shareholders by PFS Investments Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than PFS, if such redemption has occurred no more than 60 days prior to the purchase of shares of a Fund, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Class A shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. A Fund may terminate, or amend the terms of, offering shares of the Fund at net asset value to such persons at any time. PFS may pay PFS Investments Registered Representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS. Contact PFS Shareholder Services at (800) 544-5445 for further information and appropriate forms.

An Account Transcript is available at a shareholder's request, which identifies every financial transaction in an account since it opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $15 charge for each Account Transcript requested. Additional copies of tax forms are available at the shareholder's request. A $10 fee for each tax form will be assessed.

Additional information regarding PFS Shareholder Services may be obtained by contacting the Client Services Department at (800)
544-5445.

Additional General Information

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, shareholders can invest at least $25 on a monthly basis or at least $50 on a quarterly basis( not available to PFS accounts) to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or PFS Investments. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Service Agent.

Sales Charge Alternatives

The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares of each Fund are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:

Sales Charge




Amount of
Investment

% of Offering
Price

% of Amount
Invested
Dealers'
Reallowance as %
of Offering Price
Less than $25,000
5.00%
5.26%
4.50%
$  25,000
49,999
4.25
4.44
3.83
    50,000
99,999
3.75
3.90
3.38
    100,000
249,999
3.25
3.36
2.93
    250,000
499,999
2.75
2.83
2.48
    500,000
999,000
2.00
2.04
1.80
  1,000,000 or
more
0
0
Up to 1.00*
*	A distributor pays up to 1.00% to a Service Agent.

Purchases of Class A shares of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $1,000,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of Deferred Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of a Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of other Smith Barney Mutual Funds on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares (i) of the International All Cap Growth Portfolio, for which the minimum initial investment is $5,000,000 and (ii) by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount).

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from a UIT sponsored by Salomon Smith Barney;
(i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by
Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more (For PFS Investments Accounts - $25,000 or more) provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact your Service Agent or the sub-transfer agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a your Service Agent or the sub-transfer agent for further information.

Deferred Sales Charge Provisions

"Deferred sales charge shares" are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred sales charge shares that are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are deferred sales charge shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are deferred sales charge shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.


Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicabilty of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney. To provide an example, assume an investor purchased 100 Class B shares of the Fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the Fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment.
Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) redemptions of shares within 12 months following the death or disability of the shareholder; (c) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the sub-transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Salomon Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The Fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychex plan"), Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1 million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial
Consultant or the transfer agent.

Retirement Programs Opened On or After June 21, 1996. If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or the ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares shares for Class A shares of the Fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996. In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or the ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional
Class L shares, but instead may acquire Class A shares of the same Fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Service Agent.

Retirement Programs Investing in Class B Shares: Class B shares of a Fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401 (k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the participating plan first enrolled in the Smith Barney 401 (k) Program.

At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401 (k) Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the same Fund. Such participating plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares of the same Fund. If the participating elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares-deferred sales charge Alternatives."

No deferred sales charge is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan as a result of (a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability or an employee in the participating plan; (d) the attainment of age 59 1/2 by an employee in the participating plan;
(e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Determination of Public Offering Price

Each Fund offers its shares to current shareholders of the Fund on a continuous basis. The public offering price for a Class A, Class B and Class Y share of a Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000 is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. The public offering price for a Class L share includes a 1.00% initial sales charge. A deferred sales charge is imposed on certain redemptions of Class B shares, and on Class L shares and Class A shares (purchased in amounts exceeding $500,000) redeemed within one year of purchase.

REDEMPTION OF SHARES

The right of redemption of shares of each Fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the Fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. A sub-transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until a sub-transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.

Distributions in Kind

If the Board of Directors of a Fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Salomon Smith Barney Accounts.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Service Agent or by submitting a written request for redemption to:

Smith Barney Sector Series Inc.
(Name of Fund)
Class A, B, L, or Y (please specify)
c/o PFPC Global Fund Services
P.O. Box 9699
Providence, RI   02940 - 9699

A written redemption request must (a) state the name of the Fund, the class and number or dollar amount of shares to be redeemed,
(b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to PFPC together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form.

Telephone Redemption and Exchange Program. Shareholders who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by the transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

Redemptions.   Redemption requests of up to $50,000 of any class
or classes of shares of the fund may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the New York Stock Exchange ("NYSE") is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. Each Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.
Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of a Fund being acquired is identical to the registration of the shares of the Fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open.

Additional Information regarding Telephone Redemption and Exchange
Program.   Neither the Funds nor any of their agents will be
liable for following instructions communicated by telephone that are reasonably believed to be genuine. Each Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Funds reserve the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

PFS Investments Accounts

Shareholders may redeem for cash some or all of their shares of each Fund at any time by sending a written request in proper form directly to PFS Shareholder Services, at P.O. Box 105033, Atlanta, Georgia 30348-5033. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact PFS Shareholder Services at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.
The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not paid to the record owner(s) at the record address, if the shareholder(s) has had an address change within 45 days or less of the shareholder's redemption request, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by PFS Shareholder Services in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA or SEP), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check. Redemption from a 403(b)(7) account requires completion of a special form. Please call PFS Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern standard time to obtain the proper forms.

A shareholder may utilize PFS Shareholder Services Telephone Redemption service to redeem his or her account as long as they have authorized the telephone redemption option. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline the telephone transaction option on the account application. The telephone redemption option can be used only if: (a) the redemption proceeds are to be mailed to the address of record and there has been no change of address of record within the preceding 45 days; (b) the shares to be redeemed are not in certificate form; (c); the person requesting the redemption can provide proper identification information; and (d) the proceeds of the redemption do not exceed $50,000. 403(b)(7) accounts and accounts not registered in the name of individual(s) are not eligible for the telephone redemption option. Telephone redemption requests can be made by contacting PFS Shareholder Services at (800) 544-5445 between 9:00 a.m. and 6:00 p.m. eastern time any day that the NYSE is open. Telephone redemption may not be available if the shareholder cannot reach PFS Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above.

A shareholder may utilize PFS Shareholder Services FAX to redeem the shareholder's account as long as a signature guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to PFS Shareholder Services at (800) 554-2374. Facsimile redemptions may not be available if the shareholder cannot reach PFS Shareholder Services by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular redemption procedure described above. Facsimile redemptions received by PFS Shareholder Services prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

Redemption proceeds can be sent by check to the address of record, by wire transfer to a bank account designated on the application or to a bank account designated on the application via the Automated Clearinghouse (ACH). A shareholder will be charged a $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the ACH. PFS Shareholder Services will process and mail a shareholder's redemption check usually within two to three business days after receiving the redemption request in good order. The shareholder may request the proceeds to be mailed by two-day air express for an $8 fee that will be deducted from the shareholder's account or by one-day air express for a $15 fee that will be deducted from the shareholder's account.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares that are subject to a deferred sales charge). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment and ultimately may exhaust it. Withdrawal payments should not be considered as income from investment in the fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the applicable sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of a Fund. A shareholder who purchases shares directly through a sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the applicable sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Service Agent.

VALUATION OF SHARES

The net asset value per share of the Fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Company's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Company's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Company's Board of Directors.

EXCHANGE PRIVILEGE

Except as noted below and in the Prospectus, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the Fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney Mutual Funds.

B. Class B shares of any Fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another Smith Barney Mutual Fund will be subject to the higher applicable deferred sales charge of the two funds and, for purposes of calculating deferred sales charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any Fund may be exchanged without a sales charge. For purposes of deferred sales charge applicability, Class L shares of the Fund exchanged for Class L shares of another Smith Barney Mutual Fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders to acquire shares of the same Class in a Fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the Fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to
(a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

PERFORMANCE INFORMATION

From time to time, the Company may advertise the Fund's total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in the prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Company may also include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

From time to time, the Company may quote a Fund's yield or total return in advertisements or in reports and other communications to shareholders. The Company may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may be included in the following industry and financial publications- Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

	P (1 + T)n = ERV

	Where:	P	=	a hypothetical initial payment of $
1,000.
			T	=	average annual total return.
			n	=	number of years.
			ERV	=	Ending Redeemable Value of a
hypothetical $1,000
					investment made at the beginning of
a 1-, 5- or 10-year
					period at the end of the 1-, 5- or
10-year period (or
					fractional portion thereof),
assuming reinvestment of all
					dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

Financial Services Fund
Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n#
Class A1
N/A
N/A
N/A
32.42%
Class B2
N/A
N/A
N/A
33.68%
Class L3
N/A
N/A
N/A
36.30%
Class Y4
N/A
N/A
N/A
N/A
_______________________
	1	The average annual total return figure assumes that the
maximum 5.00% sales charge has been deducted from the
investment at the time of purchase.
	2	The average annual total return figure assumes that the
maximum applicable deferred sales charge has been deducted
from the investment at the time of redemption.
	3	The average annual total return figure assumes that the
maximum applicable initial and deferred sales charges have
been deducted from the investment at the time of redemption.
	4	Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y
shares because none were outstanding at the end of the
fiscal year.
	#	Commencement of operations was February 28, 2000.



Health Sciences Fund
Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n#
Class A1
N/A
N/A
N/A
20.75%
Class B2
N/A
N/A
N/A
21.49%
Class L3
N/A
N/A
N/A
24.23%
Class Y4
N/A
N/A
N/A
N/A
_______________________
	1	The average annual total return figure assumes that the
maximum 5.00% sales charge has been deducted from the
investment at the time of purchase.
	2	The average annual total return figure assumes that the
maximum applicable deferred sales charge has been deducted
from the investment at the time of redemption.
	3	The average annual total return figure assumes that the
maximum applicable initial and deferred sales charges have
been deducted from the investment at the time of redemption.
	4	Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y
shares because none were outstanding at the end of the
fiscal year.
	#	Commencement of operations was February 28, 2000.



Technology Fund
Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n#
Class A1
N/A
N/A
N/A
(23.83)%
Class B2
N/A
N/A
N/A
(24.25)%
Class L3
N/A
N/A
N/A
(21.85)%
Class Y4
N/A
N/A
N/A
N/A
_______________________
	1	The average annual total return figure assumes that the
maximum 5.00% sales charge has been deducted from the
investment at the time of purchase.
	2	The average annual total return figure assumes that the
maximum applicable deferred sales charge has been deducted
from the investment at the time of redemption.
	3	The average annual total return figure assumes that the
maximum applicable initial and deferred sales charges have
been deducted from the investment at the time of redemption.
	4	Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y
shares because none were outstanding at the end of the
fiscal year.
	#	Commencement of operations was February 28, 2000.





Aggregate Total Return

The Fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the Fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial payment of
$10,000.

				ERV	=	Ending Redeemable Value of a
hypothetical $10,000 investment made
at the beginning of the 1-, 5- or
10-year period at the end of the 1-,
5- or 10-year period (or fractional
portion thereof), assuming
reinvestment of all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

Performance will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

Financial Services Fund
Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n#
Class A1
N/A
N/A
N/A
32.42%
Class B2
N/A
N/A
N/A
33.68%
Class L3
N/A
N/A
N/A
36.30%
Class Y4
N/A
N/A
N/A
N/A
_______________________
	1	The average annual total return figure assumes that the
maximum 5.00% sales charge has been deducted from the
investment at the time of purchase.
	2	The average annual total return figure assumes that the
maximum applicable deferred sales charge has been deducted
from the investment at the time of redemption.
	3	The average annual total return figure assumes that the
maximum applicable initial and deferred sales charges have
been deducted from the investment at the time of redemption.
	4	Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y
shares because none were outstanding at the end of the
fiscal year.
	#	Commencement of operations was February 28, 2000.

Health Sciences Fund
Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n#
Class A1
N/A
N/A
N/A
20.75%
Class B2
N/A
N/A
N/A
21.49%
Class L3
N/A
N/A
N/A
24.23%
Class Y4
N/A
N/A
N/A
N/A
_______________________
	1	The average annual total return figure assumes that the
maximum 5.00% sales charge has been deducted from the
investment at the time of purchase.
	2	The average annual total return figure assumes that the
maximum applicable deferred sales charge has been deducted
from the investment at the time of redemption.
	3	The average annual total return figure assumes that the
maximum applicable initial and deferred sales charges have
been deducted from the investment at the time of redemption.
	4	Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y
shares because none were outstanding at the end of the
fiscal year.
	#	Commencement of operations was February 28, 2000.


Technology Fund
Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n#
Class A1
N/A
N/A
N/A
(23.83)%
Class B2
N/A
N/A
N/A
(24.25)%
Class L3
N/A
N/A
N/A
(21.85)%
Class Y4
N/A
N/A
N/A
N/A
_______________________
	1	The average annual total return figure assumes that the
maximum 5.00% sales charge has been deducted from the
investment at the time of purchase.
	2	The average annual total return figure assumes that the
maximum applicable deferred sales charge has been deducted
from the investment at the time of redemption.
	3	The average annual total return figure assumes that the
maximum applicable initial and deferred sales charges have
been deducted from the investment at the time of redemption.
	4	Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y
shares because none were outstanding at the end of the
fiscal year.
	#	Commencement of operations was February 28, 2000.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund's policy is to distribute its net investment income and net realized capital gains, if any, annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary and capital gains realized, in order to avoid a Federal excise tax liability.

If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or deferred sales charge. A shareholder may change the option at any time by notifying his Salomon Smith Barney Financial Consultant or Dealer Representative.
Shareholders whose account is held directly at the sub-transfer agent should notify them in writing, requesting a change to this reinvest option.

The per share dividends on Class B and Class L shares of a Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

Taxes

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of the Funds. Each Fund will be treated as a separate corporation for United States federal income tax purposes, including qualification as a regulated investment company; and the following discussion applies separately to each Fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The Funds and Their Investments

Each Fund intends to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, a Fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute. Furthermore, a Fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year it fails to qualify as a regulated investment company or fails to meet this distribution requirement. The Code imposes a 4% nondeductible excise tax on a Fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

On October 31, 2000, with regard to the Technology Fund, the unused capital loss carryforwards were approximately $10,602,000. For federal income tax purposes, this amount is available to be applied against future capital gains of the Fund, if it has carryforwards, that are realized prior to the expiration of the applicable carryforward. The carryforwards expire on October 31, 2008.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Fund failed to qualify as a regulated investment company for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of it's assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

A Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

A Fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year.
The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. A Fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by a Fund will reduce the return from the Fund's investments.

Passive Foreign Investment Companies. If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or not possible to obtain.

Alternatively, a Fund may elect a mark-to-market regime that would result in the Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the Fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax.

Each Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers).

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. Dividends and distributions paid by a Fund attributable to dividends on stock of U.S. corporations received by the Fund, with respect to which the Fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of
(a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. A Fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by each Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes - Taxation of United States Shareholders -Dividends and Distributions") made by the Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the Funds and their shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.

OTHER INFORMATION ABOUT THE COMPANY

The Company was incorporated under the laws of the State of Maryland on July 16, 1986 under the name Shearson Lehman Precious Metals and Minerals Fund Inc. As the name of its sponsor has changed, the Company's name has been changed on December 19, 1995 to Smith Barney Natural Resources Fund Inc. (the "Natural Resources Fund"). On November 29, 1999, the Board of Directors voted to amend the Charter of the Company to change its name to Smith Barney Sector Series Inc. Each of the Financial Services Fund, Health Sciences Fund, Technology Fund, Global Biotechnology Fund, Global Media & Telecommunications Fund, and Global Technology is classified as a series of the Company. On December 15, 2000, the Natural Resources Fund merged into the Smith Barney Fundamental Value Fund Inc.

The Company offers shares of four separate series with a par value of $.001 per share. Each Fund offers shares currently classified into four Classes - A, B, L and Y. Each Class of the Fund represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Company's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholder's meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company (or the affected series or Class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Company (or the affected series or Class) are represented at the meeting in person or by proxy. A series or Class shall be deemed to be affected by a matter unless it is clear that the interests of each series or Class in the matter are identical or that the matter does not affect any interest of the series or Class. The approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a "vote of a majority of the outstanding voting securities" of the Fund; however, the ratification of independent accountants, the election of directors, and the approval of a distribution agreement submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Company shares voting without regard to series or Class.

Annual and Semi-annual Reports. The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also consolidates the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial Consultant or the transfer agent.

FINANCIAL STATEMENTS

The Funds' Annual Reports for the fiscal year ended October 31,
2000 are incorporated herein by reference in their entirety. The annual reports were filed on January 4, 2001, Accession Number
930413-01-0019.

OTHER  INFORMATION
Styles of Fund Management: In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.
Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.
That's why we offer five "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Classic Series - our portfolio manager driven funds Our Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

	Index Series   funds that track the market
Our Index funds are designed to provide investment results that track, as closely as possible, the performance of a stock or bond market index. This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of trying to outperform a market or segment, a portfolio manager looks to an index to determine which securities the fund should own.

	Premier Selections Series   our best ideas, concentrated
funds
We offer a series of Premier Selections funds managed by several of our most experienced and proven managers. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

Research Series   driven by exhaustive fundamental
securities analysis
Built on a foundation of substantial buy-side research under the direction of our Citibank Global Asset Management (CGAM) colleagues, our Research funds focus on well-defined industries, sectors and trends.

Style Pure Series   our solution to funds that stray
Our Style Pure Series funds are the building blocks of asset allocation. The funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.


































SMITH BARNEY
SECTOR SERIES INC.



Financial Services Fund

Health Sciences Fund

Technology Fund

















February 28, 2001



SMITH BARNEY SECTOR SERIES INC.
7 World Trade Center
New York, NY 10048

								SALOMON SMITH BARNEY
								A Member of Citigroup
[Symbol]





February 28, 2001

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY SECTOR SERIES INC.

Smith Barney Global Biotechnology Fund
Smith Barney Global Media & Telecommunications Fund
Smith Barney Global Technology Fund

7 World Trade Center,
New York, New York 10048
(800) 451-2010

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the combined prospectus of Smith Barney Global Biotechnology Fund ("Global Biotechnology Fund"), Smith Barney Global Media & Telecommunications Fund ("Global Media & Telecommunications Fund") and Smith Barney Global Technology Fund ("Global Technology Fund") (each, a "Fund") dated February 28, 2001, as amended or supplemented from time to time (the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Each Fund is a series of the Smith Barney Sector Series Inc. (the "Company") which also offers three other series: Smith Barney Financial Services Fund, Smith Barney Health Sciences Fund and Smith Barney Technology Fund. The prospectus and copies of other information on the Funds may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, a broker/dealer, financial intermediary, financial institution (each called a "Service Agent") or by writing or calling the Company at the address or telephone number above.

TABLE OF CONTENTS
Investment Objective and Management Policies	2
Risk Factors	8
Investment Restrictions	19
Directors and Executive Officers of the Company	20
Investment Management and Other Services	23
Portfolio Transactions	29
Portfolio Turnover	30
Purchase of Shares	31
Redemption of Shares	39
Valuation of Shares	40
Exchange Privilege	41
Performance Information	42
Dividends, Distributions and Taxes	47
Other Information About the Company	52
Financial Statements	54
Other Information	54


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses each Fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which each Fund may invest, the investment policies and portfolio strategies each Fund may utilize and certain risks associated with these investments, policies and strategies. SSB Citi Fund Management LLC ("SSB Citi" or the "Manager") serves as Investment Manager to each Fund. Citibank, N.A., an affiliate of the Manager, through its Citibank Global Asset Management division ("CGAM" or the "Subadviser"), serves as the sub-adviser to each Fund.

Global Biotechnology Fund

Global Biotechnology Fund seeks long-term capital appreciation by investing primarily in common stocks. The Fund invests at least 80% of its assets in securities of companies principally engaged in the research, development, and manufacture of various biotechnological and biomedical products, services, technology and processes. The Fund will also invest in securities of companies that distribute biotechnological and biomedical products and companies that benefit significantly from scientific and technological advances in biotechnology. These companies may include, but are not limited to, the following: companies involved with such areas as genomics, genetic engineering, and gene therapy; health care; pharmaceuticals; agricultural and veterinary; chemicals; medical/surgical; and industrial. They may also include companies that manufacture biotechnological and biomedical products, including devices and instruments; companies that provide biotechnological processes or services; companies that provide scientific and technological advances in biotechnology; and companies involved with new or experimental technologies related to any of the above.

Global Media & Telecommunications Fund

Global Media & Telecommunications Fund seeks long-term capital appreciation by investing primarily in common stocks. The Fund invests at least 80% of its assets in securities of companies principally engaged in the following: securities of companies principally engaged in the development, production, sale, syndication, distribution and transmission of goods or services used in the broadcast and media industries; and/or in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment. The media and telecommunications sector includes, without limitation, advertising companies; companies that own, operate, broadcast or provide access to the following: free or pay television; radio; cable stations; theaters; film studios; television, movie and Internet programming; publishers, sellers or printers of newspapers, magazines, books, or video products; printing, cable television and video equipment providers; companies involved in emerging technologies for the broadcast and media industries; companies involved in the development, syndication, and transmission of television, movie programming, advertising, Internet, wireless and cellular communications; companies that offer local and long-distance telephone service or equipment, wireless communications, satellite communications; or companies principally engaged in the development, manufacture, or sale of communications services or communications equipment. These companies may include companies that provide the following:
Internet, wireless, cellular, paging, and local and wide area product networks, service or equipment; microwave and cable television equipment; and technologies such as fiber optics, semiconductors, and data transmission; and companies that distribute data-base information; and other companies involved in the ownership, operation, or development of media and telecommunications products or services.

Global Technology Fund

Global Technology Fund seeks long-term capital appreciation by investing its assets primarily in common stocks. The Fund normally invests at least 80% of its assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, but are not limited to, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, Internet, health care, and biotechnology sectors. Industries likely to be included in the Fund are communications-telephone, data, and wireless; Internet infrastructure; e-commerce and data services; semiconductors-components and equipment; computer- hardware and software; and media and entertainment.

Each Fund

Each Fund may invest its assets in securities of domestic and/or foreign issuers. Each Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S. Because each Fund is considered non-diversified, the Fund may invest a significant percentage of its assets in a single issuer.

In buying and selling securities for each Fund, the Subadviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered include long-term growth potential, earnings estimates and quality of management.

The Subadviser may lend each Fund's securities to broker-dealers or other institutions to earn income for the Fund. The Subadviser may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease a Fund's exposure to changing security prices or other factors that affect security values. If the Subadviser's strategies do not work as intended, a Fund may not achieve its objective.

Under normal market conditions, the majority of a Fund's portfolio will consist of equity securities, but it also may contain money market instruments for cash management purposes. Each Fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.


Equity Securities. Each Fund will normally invest at least 80% of its assets in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

When-Issued Securities, Delayed-Delivery Transactions and Forward Commitments. Each Fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. A Fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Because of fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When the Fund agrees to purchase when-issued or delayed-delivery securities or securities on a forward commitment basis, the Fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the Fund's books. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued, delayed-delivery or forward commitment transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Foreign Securities. Foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on, or market value, of securities. If it should become necessary, the Fund might encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Furthermore, some of these securities may be subject to foreign brokerage and withholding taxes.
Each Fund may also invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or similar securities representing interests in the common stock of foreign issuers. ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities. However, by investing in ADRs or EDRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs and EDRs. The information available for ADRs and EDRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes, which may reduce the investment return of the Fund. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Fund's investments are denominated relative to the U.S. dollar will affect the Fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Fund's securities are quoted would reduce the Fund's net asset value per share.

Securities of Developing/Emerging Markets Countries.   A
developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.
One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a Fund might make in such emerging markets would be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Economic and Monetary Union (EMU) EMU began on January 1, 1999 when 11 European countries adopted a single currency-the Euro.
EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's comitment to avoid "excessive deficits" and other more specific a budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the funds' portfolios; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 and beyond; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge onver time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the funds.

Money Market Instruments. Each Fund may invest for temporary defensive purposes in short-term corporate and government bonds and notes and money market instruments. Money market instruments include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements. Each Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Fund's Manager or the Subadviser. The Manager or the Subadviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the Manager or the Subadviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Manager or the Subadviser will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act"). Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements which involve the sale of Fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Subadviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.
Lending of Portfolio Securities. Consistent with applicable regulatory requirements, each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The Fund will not lend portfolio securities to affiliates of the Manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or liquid securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."
By lending its securities, a Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Although the generation of income is not the primary investment goal of the Fund, income received could be used to pay the Fund's expenses and would increase an investor's total return. The Fund will adhere to the following conditions whenever its portfolio securities are loaned:
(i) the Fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.
Borrowing. Each Fund also may borrow for temporary or emergency purposes, but not for leveraging purposes, in an amount up to 331/3% of its total assets, and may pledge its assets in connection with such borrowings. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

RISK FACTORS

Companies in the each sector face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of a Fund's shares may be susceptible to factors affecting the technology and science areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, a Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. Each sector may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in each sector may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

The types of companies in which a Fund invests present risks. The market may value companies according to size, or market capitalization, rather than on financial performance. The companies in each sector may be developing or changing. They may be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. Company earnings in these sectors may fluctuate more than those of other companies because of short product cycles and competitive pricing. Investors' enthusiasm for these stocks can also change dramatically, causing stock prices to rise and fall sharply.

Global Biotechnology Fund

Patent considerations, intense competition, rapid technological change and obsolescence, and government regulation can and adversely affect the biotechnology sector. Biotechnology companies can have persistent losses during a new product's transition from development to production, and revenue patterns can be erratic. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. The sector will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments which may make a company's products or services obsolete in a short period of time. As these factors impact the biotechnology industry, the value of your shares may fluctuate significantly over relatively short periods of time.

Global Media & Telecommunications Fund

Companies in the media and telecommunications sector are subject to the risks of rapid obsolescence, lack of investor or consumer acceptance, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, intense competition, and a dependency on patent and copyright protection. The media sector can be significantly (and adversely) affected by the government deregulation of cable and broadcasting, competitive pressures, and government regulation, including regulation of the concentration of investment in AM, FM, or TV stations. The telecommunications industry, particularly telephone operating companies, is subject to government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The telecommunications industry is subject to governmental regulation and greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry. Certain companies in the United States, for example, are subject to government regulations affecting permitted rates of return and the kinds of services that may be offered. Such companies are becoming subject to increasing levels of competition. As a result, stocks of these companies may be subject to greater price volatility.

Companies in the communications, entertainment, media and publishing industries are subject to governmental regulation and a greater price volatility than the overall market and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry.

Certain of the companies in which the Fund invests may allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

Global Technology Fund

Many technological products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. Also, the portfolio may include faster-growing, more volatile technology companies that the Subadviser believes to be emerging leaders in their fields. In addition, technology stocks historically have experienced unusually wide price swings. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.

Sector Risks The Subadviser believes that because of rapid advances in each sector, an investment in companies with business operations in these areas may offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by investors can result in price fluctuations. Industries likely to be owned by the Funds include computers, networking and internetworking software, computer aided design, telecommunications, media and information services, medical devices and biotechnology. A Fund may also invest in the stocks of companies that may benefit from the commercialization of technological advances, although they may not be directly involved in research and development.
The sectors have exhibited and may continue to exhibit rapid growth, both through increasing demand for existing products and services and the broadening of the sector. In general, the stocks of large capitalized companies that are well established in the sector can be expected to grow with the market and will frequently be found in a Fund's portfolio. The expansion of each sector and its related industries, however, also provides a favorable environment for investment in small to medium capitalized companies. A Fund's investment policy is not limited to any minimum capitalization requirement and a Fund may hold securities without regard to the capitalization of the issuer. The Subadviser's overall stock selection for a Fund is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects.

Risks Associated with Particular Investments

Market Risk. Equity stock prices vary and may fall, thus reducing the value of a Fund's investment. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

Foreign Securities. Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Each Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S.

Many countries impose various types of ownership restrictions on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local and cellular telephone service.
Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits and share valuations.

Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

Political and Diplomatic Risk. Political actions, events or instability may result in unfavorable changes in the value of a security. In addition, a change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

Liquidity Risk. A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

Smaller Capitalized Companies. The Subadviser believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent each Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

Derivatives Risk. A Fund's use of options, futures and options on futures ("derivatives") involves additional risks and transaction costs, such as, (i) adverse changes in the value of these instruments, (ii) imperfect corrrelation between the price of derivatives and movements in the price of the underlying securities, index or futures contracts, (iii) the fact that use of derivatives requires different skills than those needed to select portfolio securities, and (iv) the possible absence of a liquid secondary market for a particular derivative at any moment in time.

Counterparty Risk. This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with a Fund.

Lack of Timely Information Risk. Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to smaller company securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

Non-Diversified Classification. Each Fund is classified as a non-diversified fund under the 1940 Act which means the Fund is not limited by the Act in the proportion of its assets it may invest in the obligations of a single issuer. As a result, the Funds may be subject to greater volatility with respect to their portfolio securities than funds that are more broadly diversified. Each Fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for Federal income tax to the extent its earnings are distributed to shareholders. To qualify as a regulated investment company, the Fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

Master/feeder fund structure. The Board of Directors has the discretion to retain the current distribution arrangement for the Funds while investing their assets in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Options, Futures and Currency Strategies. Each Fund may, but is not required to, use forward currency contracts and certain options and futures strategies for any of the following purposes: to seek to increase total return or hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with a Fund; to settle transactions in securities quoted in foreign currencies; as a substitute for buying or selling securities; or as a cash flow management technique. There can be no assurance that such efforts will succeed.

In order to assure that a Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that a Fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of a Fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, a Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. A Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the Subadviser anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the Subadviser believes a particular currency may decline compared to the U.S. dollar or another currency, a Fund may enter into a forward contract to sell the currency the Subadviser expects to decline in an amount approximating the value of some or all of a Fund's securities denominated in that currency, or when the Subadviser believes one currency may decline against a currency in which some or all of the portfolio securities held by a Fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, a Fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the Subadviser believes the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of a Fund are denominated ("cross hedging"). A Fund places (i) cash, (ii) U.S. government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

For hedging purposes, a Fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or which the Subadviser intends to include in its portfolio. A Fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

A Fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option written by a Fund is "covered" if the Fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account on the Fund's books) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account on the Fund's books.

A Fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. If the expected changes occur, the Fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by a Fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the Fund may lose such amounts if the prices of securities underlying the options do not move in the direction or to the extent anticipated.

Although a Fund may not use forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs. These risks include: dependence on the Subadviser's ability to predict movements in the prices of individual securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund invests; and lack of assurance that a liquid market will exist for any particular option, futures contract or option thereon at any particular time.

Over-the-counter options in which a Fund may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. A Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Options on Securities. As discussed more generally above, each Fund may engage in writing covered call options. Each Fund may also purchase put options and enter into closing transactions. The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the Fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities when the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

A Fund may write (a) in-the-money call options when the Subadviser expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when the Subadviser expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when the Subadviser expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. A Fund expects to write options only on national securities exchanges or in the over-the-counter market. A Fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

A Fund may realize a profit or loss upon entering into a closing transaction. In cases in which the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Although a Fund generally will purchase or write only those options for which the Manager and/or the Subadviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds and other clients of the Manager and/or the Subadviser and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although the Subadviser will attempt to take appropriate measures to minimize the risks relating to a Fund's writing of call options and purchasing of put and call options, there can be no assurance that the Fund will succeed in its option-writing program.

Stock Index Options. As described generally above, each Fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of long-term capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Su's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts. As described generally above, each Fund may invest in stock index futures contracts and options on futures contracts traded on a domestic exchange or board of trade. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. A Fund may enter into futures contracts for any of the following purposes: as a substitute for buying or selling securities; as a cash flow management technique; to hedge against adverse changes in the market value of its securities; and to settle transactions in securities quoted in foreign currencies. A Fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts and options only on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated on the Fund's books to the extent required by law.

The purpose of entering into a futures contract by a Fund is to protect it from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the Fund anticipates an increase in the price of stocks it intends to purchase at a later time, the Fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the Fund's not participating in a market advance. The Fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the Fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the Fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a Fund is subject to the ability of the Subadviser to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a favorable correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although each Fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 7 below and each Fund's investment objective have been adopted by the Company as fundamental policies of the respective Funds. Under the 1940 Act, a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities of the Fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a Fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares.

Under the investment restrictions adopted by the Company with respect to each Fund, each Fund will not:
1.	Purchase or sell the securities of any issuer, if, as a
result of such purchase or sale, less than 25% of the assets of the Fund would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the Fund.

2.	Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 331/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3.	Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4.	Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held;
(c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies); or (d) investing in real estate investment trust securities.

6.	Engage in the business of underwriting securities issued by
other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or otherwise acquire any illiquid security except
as permitted under the 1940 Act for open-end investment companies, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

DIRECTORS AND EXECUTIVE OFFICERS OF THE COMPANY

The Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of each Fund, as defined in the 1940 Act, is indicated by an asterisk.

HERBERT BARG (Age 77).  Director
Private Investor. Director or trustee of 16 investment companies associated with Citigroup Inc. ("Citigroup") His address is 273
Montgomery Avenue, Bala Cynwyd, Pennsylvania, 19004.

*ALFRED J. BIANCHETTI (Age 78).  Director
Retired; formerly Senior Consultant to Dean Witter Reynolds Inc.
Director or trustee of 11 investment companies associated with Citigroup. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.

MARTIN BRODY (Age 79). Director
Consultant, HMK Associates. Retired Vice Chairman of the Board of Restaurant Associates Corp. Director or trustee of 20 investment companies associated with Citigroup. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

DWIGHT B. CRANE (Age 63). Director
Professor, Harvard Business School. Director or trustee of 23 investment companies associated with Citigroup. His address is c/o Harvard Business School, Soldiers Field Road, Boston,
Massachusetts 02163.

BURT N. DORSETT (Age 70). Director
Managing Partner of the investment counseling firm Dorsett McCabe Management, Inc. Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. Director or trustee of 11 investment companies associated with Citigroup. His address is 201 East 62nd Street, New York, New York 10021.

ELLIOT S. JAFFE (Age 74). Director
Chairman of the Board and President of The Dress Barn, Inc.
Director or trustee of 11 investment companies associated with Citigroup. His address is 30 Dunnigan Drive, Suffern, New York
10021.

STEPHEN E. KAUFMAN (Age 69). Director
Attorney. Director or trustee of 13 investment companies associated with Citigroup. His address is 277 Park Avenue, New
York, New York 10172.

JOSEPH J. McCANN (Age 70). Director
Financial Consultant.  Retired Financial Executive, Ryan Homes,
Inc. Director or trustee of 11 investment companies associated with Citigroup. His address is 200 Oak Park Place, Pittsburgh,
Pennsylvania 15243.

*HEATH B. McLENDON (Age 67). Chairman of the Board, President and Chief Executive Officer. Managing Director of Salomon Smith Barney Inc. ("Salomon Smith Barney"), President of SSB Citi and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of 77 investment companies associated with Citigroup. His address is 7 World Trade Center, New York, New York 10048.

CORNELIUS C. ROSE, JR. (Age 68). Director
President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. Director or trustee of 11 investment companies associated with Citigroup. His address is Meadowbrook Village, Building 4, Apt. 6, West Lebanon, New Hampshire 03784.

LEWIS E. DAIDONE (Age 43).  Senior Vice President and Treasurer
Managing Director of Salomon Smith Barney, Chief Financial Officer of the Smith Barney Mutual funds; Director and Senior Vice
President of SSB Citi and TIA; Senior Vice President and Treasurer of 683 investment companies associated with Citigroup.

IRVING DAVID (Age 40). Controller
Director of Salomon Smith Barney; Formerly Assistant Treasurer of
First Investment Management Company; Controller or Assistant
Treasurer of 43 investment companies associated with Citigroup.

CHRISTINA T. SYDOR (Age 50).  Secretary
Managing Director of Salomon Smith Barney. General Counsel and
Secretary of SSB Citi and TIA; Secretary of 61 investment companies associated with Citigroup.

As of February 21, 2001, the Company's Directors and officers of each Fund, as a group, owned less than 1% of the outstanding shares of common stock of the Company.

As of February 21, 2001 to the knowledge of the funds and the board of trustees, no single shareholder or group (as the term is used in Section 13(d) of the Securities Act of 1934) beneficially owned or owner of record more than 5% of the outstanding shares of the fund with the exception of the following:

FUND
CLASS
SHARES
HELD
PERCENT
NAME
ADDRESS
Global
Biotechnology
Fund
A
93,283.
582
9.28
Sidney Swartz
Judith Swartz
JTWRCS

33 Bradlee Road
Marblehead, MA 01945
Global
Biotechnology
Fund
A
73,485.
185
7.32
SB Corp Trust Cust
New Mexico State
University

403 B-7 A/C Wiley
Thompson
P.O. Box 3793
Las Cruces, NM
88003-0041
Global Media
&
Telecommunica
tions Fund
A
20,470.
829
11.42
Fisery Securities
Inc
FAO  72175985
ATTN: Mutual Funds
Dept.
One Commerce Square
2905 Market Street
Suite 1200
Philadelphia, PA
19103
Global Media
&
Telecommunica
tions Fund
A
13,869.
749
7.74
Richard Cristiani
and
Isabelle Cristiani
JTWRCS
510 Nassau Avenue
Freeport, NY 111

No officer, Director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the Company for serving as an officer or director of the Company. The Company pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $6,000 per annum plus $250 per in-person meeting and $100 per telephonic meeting. All Directors are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

The following table shows the compensation paid by the Company and other Smith Barney Mutual Funds to each Director during the Company's last fiscal year. None of the officers of the Company received any compensation from the Company for such period. The Company does not pay retirement benefits to its Directors and officers. Officers and interested Directors of the Company are compensated by Salomon Smith Barney.






Name of Person



Aggregate
Compensat
ion
From
Company+

Total
Pension or
Retirement
Benefits
Accrued
As part of
Company
Expenses

Compensation
from Company
and Fund
Complex
Paid to
Directors

Number of
Funds for
Which
Director
Serves
Within
Fund Complex

Herbert Barg**
Alfred
Bianchetti* **
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$3,250.00
$3,000.00
$2,750.00
$3,250.00
$3,250.00
$2,500.00
$3,250.00
$3,250.00
     $
0.00
$3,000.00

$0
 0
 0
 0
 0
 0
 0
 0
 0
 0

$105,425.00
        $
51,200.00
$132,500.00
$139,975.00
        $
51,200.00
        $
47,550.00
        $
96,400.00
        $
51,200.00
        $
0.00
        $
51,200.00

18
13
22
25
13
13
15
13
71
13

*	Designates an "interested" Director.
**	Designates member of Audit Committee.
Upon attainment of age 80, Company Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to Company Directors, together with reasonable out-of-pocket expenses for each meeting attended. Directors Emeritus may attend meetings but have no voting rights. During the Company's last fiscal year, aggregate compensation paid to Directors Emeritus was $1,500.
+ Reflects compensation paid to Directors when the Company was previously known as Smith Barney Natural Resources Fund Inc.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager and SubAdviser

SSB Citi serves as investment manager to the Funds pursuant to a written agreement with the fund (an "Management Agreement"). SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Citigroup, which is located at 1 Citicorp Center, 153 East 53rd Street, New York, New York 10028. SSB Citi was incorporated on March 12, 1968 under the laws of Delaware and converted to a Delaware limited liability company in September 1999. The Management Agreement was approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company or the Manager ("Independent Directors"). SSB Citi (through its predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of February 12, 2000 in excess of $144 billion.

CGAM provides discretionary and non-discretionary portfolio management services to a wide variety of individual and institutional accounts, including, but not limited to, banks or thrift institutions, retirement plans, pension and profit-entities, registered investment companies and unregistered domestic and offshore funds. The Sub-Advisory Agreement was approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company or the Manager. As of February 21, 2001, the Subadviser had $___ billion in assets under management. The Subadviser is located at 100 First Stamford Place, Stamford, Connecticut.

The Manager and the Subadviser pay the salaries of all officers and employees who are employed by both it and the Company, and maintain office facilities for the Company. In addition to those services, the Manager furnishes the Company with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Company, prepares reports to the fund's shareholders and prepares tax returns, reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities. The Manager and Subadviser bear all expenses in connection with the performance of their services. The Company bears expenses incurred in its operations, including: taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Salomon Smith Barney or one of its affiliates, SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Directors of the Company.

As compensation for investment management services, the respective Fund pays the Manager the annual investment management fee described below (calculated at the following annual rate of the Fund's average daily net assets):

Global Biotechnology Fund:				0.95%
Global Media & Telecommunications:		0.80%
Global Technology Fund:				0.95%

For the periods below, the Funds paid investment advisory fees to SSB Citi as follows:

For the period ended October 31, 2000*, the Funds paid investment advisory fees to SSB Citi as follows:
Global Biotechnology Fund
$
53,492
Global Media &
Telecommunications

10,434
Global Technology Fund

8,085

 *Global Biotechnology Fund, Global Media &
Telecommunications Fund and Global Technology Fund waived
$43,313, $10,434 and $8,085 for the fiscal period ended
October 31, 2000, respectively. The administrative fees have been included in the total for management fees.

As compensation for investment sub-advisory services, the Manager pays the Subadviser the fee described below (calculated at the following annual rate of the Fund's average daily net assets):

Global Biotechnology Fund:				0.65%
Global Media & Telecommunications:		0.50%
Global Technology Fund:				0.65%

For the period ended October 31, 2000, the Manager paid investment subadvisory fees to the Subadviser as follows:

Global Biotechnology Fund
$
10,179
Global Media &
Telecommunications

0
Global Technology Fund

0

Custodian and Sub-administration

State Street Bank and Trust Company ("State Street"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as the custodian of each Fund's assets pursuant to a custodian agreement (the "Custody Contract") with the Company. State Street is also the custodian with respect to the custody of foreign securities held by the Funds. Under the Custody Contract, State Street (i) holds and transfers portfolio securities on account of each Fund, (ii) accepts receipts and makes disbursements of money on behalf of each Fund, (iii) collects and receives all income and other payments and distributions on account of each Fund's securities and (iv) makes periodic reports to the Board of Directors concerning the Funds' operations. State Street also serves as sub-administrator for each Fund, pursuant to a written agreement (the "Agreement") with the Manager and each Fund.

Under the Agreement, State Street has agreed to oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC.

Transfer Agent and Sub-Transfer Agent

Citi Fiduciary Trust Company ("CFTC" or the "transfer agent") located at 125 Broad St, New York, New York 10004, serves as each Fund's transfer agent. Under the transfer agency agreement, CFTC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, CFTC receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

PFPC Global Fund Services (formerly known as First Data Investor Services Group, Inc.) ("sub-transfer agent") located at Exchange Place, Boston, Massachusetts 02109, a subsidiary of PNC Bank, serves as each Fund's sub-transfer agent. Under the sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, the sub-transfer agent receives a monthly fee from CFTC computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

Auditors

KPMG LLP, independent auditors, 757 Third Avenue, New York, New
York 10017, have been selected to serve as auditors of the Company and to render opinions on each Fund's financial statements for the fiscal year ended October 31, 2001.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York
10019, serves as counsel to the Company and each Fund.  Stroock &
Stroock & Lavan LLP, 180 Maiden Lane, New York, New York, 10038 serves as counsel to the directors who are not "interested persons" of the Company.

Distributor

Salomon Smith Barney Inc., located at 388 Greenwich Street, New York, New York 10013 serves as each Fund's distributor pursuant to a written agreement with the Company dated June 5, 2000 (the "Distribution Agreement") which was approved by the Company's Board of Directors, including a majority of the independent directors, on July 12, 2000.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The Company's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management Agreement for continuance.




Fund Name

Financial
Consultant
Compensati
on


Branch
Expenses


Advertis
ing
Expense
s


Printing
Expenses


Interes
t
Expense
s


Other
Expenses
Global
Biotechnology
$
$
$
$
$
N/A
Global Media &
Telecommunicatio
ns





N/A
Global
Technology





N/A

Initial Sales Charges
For the 2000 fiscal period, the aggregate dollar amount of
commissions on Class A and Class L shares received by Salomon
Smith Barney were as follows:
	Class A Shares
	For the period ended October 31, 2000:
Global Biotechnology Fund
$   259,000
Global Media & Telecommunications
Fund

34,000
Global Technology Fund

48,000

Class L Shares
	For the period ended October 31, 2000:
Global Biotechnology Fund
$   179,000
Global Media & Telecommunications
Fund

25,000
Global Technology Fund

30,000

Deferred Sales Charge (paid to Salomon Smith Barney)

	Class A Shares
	For the period ended October 31, 2000:
Global Biotechnology Fund
$
0
Global Media & Telecommunications
Fund

0
Global Technology Fund

0

	Class B Shares
	For the period ended October 31, 2000:
Global Biotechnology Fund
$
0
Global Media & Telecommunications
Fund

0
Global Technology Fund

0
	Class L Shares
For the period ended October 31, 2000:
Global Biotechnology Fund
$
0
Global Media & Telecommunications
Fund

0
Global Technology Fund

0

Distribution Arrangements

To compensate Salomon Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, each Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule l2b-1 under the 1940 Act. Under the Plan, the Fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the Fund pays Salomon Smith Barney a distribution fee with respect to the Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying its Financial Consultants and other Service Agents a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average daily net assets attributable to the shares of the respective Class.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "Independent Directors"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the Directors including all of the Independent Directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Directors or, with respect to the Fund, by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney will provide the Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

Service Fees and Distribution Fees

	Class A Shares
	For the period ended October 31, 2000:
Global Biotechnology Fund
$
3,349
Global Media & Telecommunications
Fund

426
Global Technology Fund

617





	Class B Shares
	For the period ended October 31, 2000:
Global Biotechnology Fund
$
18,334
Global Media & Telecommunications
Fund

7,901
Global Technology Fund

2,363

	Class L Shares
	For the period ended October 31, 2000:
Global Biotechnology Fund
$
24,578
Global Media & Telecommunications
Fund

3,437
Global Technology Fund

3,680

Code of Ethics Pursuant to Rule 17j-1 of the 1940 Act, the Funds, their investment advisers and principal underwriter have adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.
A copy of the Funds' code of ethics is on file with the SEC.

PORTFOLIO TRANSACTIONS

The Subadviser arranges for the purchase and sale of the Fund's securities and selects brokers and dealers (including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The Subadviser may select brokers and dealers that provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including Salomon Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research statistical or other services to enable the Manager, the Subadviser or its affiliates to supplement its own research and analysis.

Decisions to buy and sell securities for the Fund are made by the Subadviser, subject to the overall supervision and review of the Company's Board of Directors. Portfolio securities transactions for the Fund are effected by or under the supervision of Subadviser.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is each Fund's policy to seek the best overall terms available. The Subadviser, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The Subadviser receives research, statistical and quotation services from several broker-dealers with which it places the Fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the Subadviser exercises investment discretion. Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The management and subadvisory fee is not reduced by reason of its receiving such brokerage and research services. The Company's Board of Directors, in its discretion, may authorize the Subadviser to cause the Fund to pay a broker that provides brokerage and research services to the Subadviser a commission in excess of that which another qualified broker would have charged for effecting the same transaction. Salomon Smith Barney will not participate in commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the Company's Board of Directors has determined that any portfolio transaction for the Fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in the Subadviser's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon Smith Barney or the affiliate charges the Fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules, Salomon Smith Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided: (a) the Board of Directors has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the Fund are made independently from those of the other accounts managed by the Subadviser, investments of the kind made by the Fund also may be made by those other accounts. When the Fund and one or more accounts managed by the Subadviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Subadviser to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.

The Fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the Manager or any affiliate is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other Funds that have similar investment objectives but that are not subject to a similar limitation.









Portfolio







Total
Brokerage
Commissions





Commissions
paid to
Salomon
Smith
Barney and
Affiliates



% of Total
Brokerage
Commissions
paid to
Salomon
Smith
Barney and
Affiliates

% of Total
Dollar
Amount of
Transaction
s Involving
Commissions
Paid to
Salomon
Smith
Barney and
Affiliates

Global Biotechnology
Fund
$47,019
$ 0
0%
0 %
Global Technology
Fund
$  7,572
$ 0
0%
0 %
Global Media &
Telecommunications
Fund
$10,910
$ 0
0%
0 %


PORTFOLIO TURNOVER

Each Fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when the Fund deems it desirable to sell or purchase securities. The Subadviser may cause a Fund to sell or purchase securities to ensure compliance with the Fund's investment policies. For the fiscal period ended October 31, 2000, the portfolio turnover rates were as follows:

Global Biotechnology Fund
1%
Global Media & Telecommunications Fund
3%
Global Technology Fund
5%

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares of each Fund are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:

Sales Charge




Amount of
Investment

% of Offering
Price

% of Amount
Invested
Dealers'
Reallowance as %
of Offering Price
Less than $25,000
5.00%
5.26%
4.50%
$  25,000
49,999
4.25
4.44
3.83
    50,000
99,999
3.75
3.90
3.38
    100,000
249,999
3.25
3.36
2.93
    250,000
499,999
2.75
2.83
2.48
    500,000
999,000
2.00
2.04
1.80
  1,000,000 or
more
0
0
Up to 1.00*
*	A distributor pays up to 1.00% to a Service Agent.

Purchases of Class A shares of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $1,000,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of Deferred Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001, purchases of Class L shares by investors who were holders of Class C shares of other Smith Barney Mutual Funds on June 12, 1998 will not be subject to the 1.00% initial sales charge.
Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount).

General

The Funds' shares are continuously offered to new investors. See "Purchase of Shares." Investors may purchase shares from a Service Agent. In addition, certain investors, including qualified retirement plans purchasing through certain Service Agents, may purchase shares directly from the Fund. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the Fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under
Section 403(b)(7) or Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the Fund is $25. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the Fund prior to the close of regular trading on The New York Stock Exchange, Inc. ("NYSE"), on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Service Agent prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or the Fund's sub-transfer agent prior to its close of business. For shares purchased through Service Agent payment for shares of the Fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in a Fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from a UIT sponsored by Salomon Smith Barney;
(i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by
Section 403(b) or Section 401(a) or (k) accounts associated with CitiStreet Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Service Agent or the sub-transfer agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Service Agent or the sub-transfer agent for further information.

Deferred Sales Charge Provisions

"Deferred sales charge" shares are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred sales charge shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are deferred sales charge shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are deferred sales charge shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B share by shareholders.

Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicabilty of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney. To provide an example, assume an investor purchased 100 Class B shares of the Fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the Fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment.
Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) redemptions of shares within 12 months following the death or disability of the shareholder; (c) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the sub-transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. Each Fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must by of the same class.

For plans opened on or after March 1, 2000 that are not part of the Paychex offering, Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for plans that are part of the Paychex offering, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial
Consultant or the transfer agent.

Retirement Programs Opened On or After June 21, 1996. If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or the ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996. In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or the ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional
Class L shares, but instead may acquire Class A shares of the same Fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of a Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Retirement Programs Investing in Class B Shares: Class B shares of a Fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401 (k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the participating plan first enrolled in the Smith Barney 401 (k) Program.
At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401 (k) Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the same Fund. Such participating plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares of the same Fund. If the participating elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares-Deferred Sales Charge Alternatives."

No deferred sales charge is imposed on redemptions of Class B shares to the extent the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset vlaue of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan; as a result of (a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability or an employee in the participating plan; (d) the attainment of age 59 1/2 by an employee in the participating plan;
(e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Determination of Public Offering Price

Each Fund offers its shares to current shareholders of the Fund on a continuous basis. The public offering price for a Class A, Class B and Class Y share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000 is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. The public offering price for a Class L share includes a 1.00% initial sales charge. A deferred sales charge is imposed on certain redemptions of Class B shares, and on Class L shares and Class A shares (purchased in amounts exceeding $500,000) redeemed within one year of purchase.

REDEMPTION OF SHARES

The right of redemption of shares of a Fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the Fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The sub-transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the sub-transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.

Distributions in Kind

If the Board of Directors of the Company determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, a Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Additional Information Regarding Telephone Redemption And Exchange
Program

Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

VALUATION OF SHARES

The net asset value per share of the Fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Company's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Company's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Company's Board of Directors. The value of any security denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by the Subadviser.

Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of a Fund may not take place contemporaneously with the determination of the prices of investments held by such Fund. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that Fund.

EXCHANGE PRIVILEGE

Except as noted below and in the Prospectus, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the Fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney Mutual Funds.

B. Class B shares of any Fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another Smith Barney Mutual Fund will be subject to the higher applicable deferred sales charge of the two funds and, for purposes of calculating deferred sales charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any Fund may be exchanged without a sales charge. For purposes of deferred sales charge applicability, Class L shares of the Fund exchanged for Class L shares of another Smith Barney Mutual Fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders to acquire shares of the same Class in a Fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service Agent.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to a Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to
(a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

PERFORMANCE INFORMATION

From time to time, the Company may advertise a Fund's total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in the prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Company may also include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

From time to time, the Company may quote the Fund's yield or total return in advertisements or in reports and other communications to shareholders. The Company may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

	P (1 + T)n = ERV

	Where:	P	=	a hypothetical initial payment of $
1,000.
			T	=	average annual total return.
			n	=	number of years.
			ERV	=	Ending Redeemable Value of a
hypothetical $1,000
					investment made at the beginning of
a 1-, 5- or 10-year
					period at the end of the 1-, 5- or
10-year period (or
					fractional portion thereof),
assuming reinvestment of all
					dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

Global Biotechnology Fund
Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n#
Class A1
N/A
N/A
N/A
(17.67)%
Class B2
N/A
N/A
N/A
(17.83)%
Class L3
N/A
N/A
N/A
(15.23)%
Class Y4
N/A
N/A
N/A
N/A
_______________________
	1	The average annual total return figure assumes that the
maximum 5.00% sales charge has been deducted from the
investment at the time of purchase.
	2	The average annual total return figure assumes that the
maximum applicable deferred sales charge has been deducted
from the investment at the time of redemption.
	3	The average annual total return figure assumes that the
maximum applicable initial and deferred sales charges have
been deducted from the investment at the time of redemption.
	4	Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y
shares because none were outstanding at the end of the
fiscal year.
	#	Commencement of operations was August 31, 2000.

Global Media & Telecommunications Fund
Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n#
Class A1
N/A
N/A
N/A
(12.67)%
Class B2
N/A
N/A
N/A
(12.75)%
Class L3
N/A
N/A
N/A
(9.99)%
Class Y4
N/A
N/A
N/A
N/A
_______________________
	1	The average annual total return figure assumes that the
maximum 5.00% sales charge has been deducted from the
investment at the time of purchase.
	2	The average annual total return figure assumes that the
maximum applicable deferred sales charge has been deducted
from the investment at the time of redemption.
	3	The average annual total return figure assumes that the
maximum applicable initial and deferred sales charges have
been deducted from the investment at the time of redemption.
	4	Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y
shares because none were outstanding at the end of the
fiscal year.
	#	Commencement of operations was August 31, 2000.


Global Technology Fund
Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n#
Class A1
N/A
N/A
N/A
(26.83)%
Class B2
N/A
N/A
N/A
(26.92)%
Class L3
N/A
N/A
N/A
(24.60)%
Class Y4
N/A
N/A
N/A
N/A
_______________________
	1	The average annual total return figure assumes that the
maximum 5.00% sales charge has been deducted from the
investment at the time of purchase.
	2	The average annual total return figure assumes that the
maximum applicable deferred sales charge has been deducted
from the investment at the time of redemption.
	3	The average annual total return figure assumes that the
maximum applicable initial and deferred sales charges have
been deducted from the investment at the time of redemption.
	4	Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y
shares because none were outstanding at the end of the
fiscal year.
	#	Commencement of operations was August 31, 2000.

Aggregate Total Return

The Fund's "aggregate total return," as described below,
represents the cumulative change in the value of an investment in the Fund for the specified period and is computed by the following formula:
ERV - P
P
	Where: 	P 	=	a hypothetical initial payment of
$10,000.

				ERV	=	Ending Redeemable Value of a
hypothetical $10,000 investment made
at the beginning of the 1-, 5- or
10-year period at the end of the 1-,
5- or 10-year period (or fractional
portion thereof), assuming
reinvestment of all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

Performance will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

Global Biotechnology Fund
Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n#
Class A1
N/A
N/A
N/A
(17.67)%
Class B2
N/A
N/A
N/A
(17.83)%
Class L3
N/A
N/A
N/A
(15.23)%
Class Y4
N/A
N/A
N/A
N/A
_______________________
	1	The average annual total return figure assumes that the
maximum 5.00% sales charge has been deducted from the
investment at the time of purchase.
	2	The average annual total return figure assumes that the
maximum applicable deferred sales charge has been deducted
from the investment at the time of redemption.
	3	The average annual total return figure assumes that the
maximum applicable initial and deferred sales charges have
been deducted from the investment at the time of redemption.
	4	Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y
shares because none were outstanding at the end of the
fiscal year.
	#	Commencement of operations was August 31, 2000.

Global Media & Telecommunications Fund
Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n#
Class A1
N/A
N/A
N/A
(12.67)%
Class B2
N/A
N/A
N/A
(12.75)%
Class L3
N/A
N/A
N/A
(9.99)%
Class Y4
N/A
N/A
N/A
N/A
_______________________
	1	The average annual total return figure assumes that the
maximum 5.00% sales charge has been deducted from the
investment at the time of purchase.
	2	The average annual total return figure assumes that the
maximum applicable deferred sales charge has been deducted
from the investment at the time of redemption.
	3	The average annual total return figure assumes that the
maximum applicable initial and deferred sales charges have
been deducted from the investment at the time of redemption.
	4	Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y
shares because none were outstanding at the end of the
fiscal year.
	#	Commencement of operations was August 31, 2000.



Global Technology Fund
Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n#
Class A1
N/A
N/A
N/A
(26.83)%
Class B2
N/A
N/A
N/A
(26.92)%
Class L3
N/A
N/A
N/A
(24.60)%
Class Y4
N/A
N/A
N/A
N/A
_______________________
	1	The average annual total return figure assumes that the
maximum 5.00% sales charge has been deducted from the
investment at the time of purchase.
	2	The average annual total return figure assumes that the
maximum applicable deferred sales charge has been deducted
from the investment at the time of redemption.
	3	The average annual total return figure assumes that the
maximum applicable initial and deferred sales charges have
been deducted from the investment at the time of redemption.
	4	Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y
shares because none were outstanding at the end of the
fiscal year.
	#	Commencement of operations was August 31, 2000.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund's policy is to distribute its net investment income and net realized capital gains, if any, annually. Each Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and realized capital gains in order to avoid a federal excise tax liability.

If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or deferred sales charge. A shareholder may change the option at any time by notifying his Service Agent. Shareholders whose accounts are held directly by the sub-transfer agent should notify them in writing, requesting a change to this reinvest option.

The per share dividends on Class B and Class L shares of a Fund will be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares will be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

Taxes

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of the Funds. Each Fund will be treated as a separate corporation for federal income tax purposes, including qualification as a regulated investment company; and the following discussion applies separately to each Fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The Funds and Their Investments

Each Fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that a Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, a Fund will not be subject to United States federal income tax on its investment company taxable income (i.e., income other than any excess of its net realized long-term capital gains over its net realized short-term capital losses ("net realized capital gains") or on its net realized capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income, plus or minus certain other adjustments as specified in the Code, and its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute. Furthermore, a Fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year it fails to qualify as a regulated investment company or fails to meet this distribution requirement. The Code imposes a 4% nondeductible excise tax on a Fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholder's hands as long-term capital gains. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Fund failed to qualify as a regulated investment company for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.

A Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

Each Fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Index Swaps. As a result of entering into index swaps, a Fund may make or receive periodic net payments. It may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year).

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. A Fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by a Fund will reduce the return from the Fund's investments.

Passive Foreign Investment Companies. If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or not possible to obtain.

Alternatively, a Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the Fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the Internal Revenue Service (the "IRS"). By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. Each Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by a Fund a October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized capital gains. However, if a Fund retains for investment an amount equal to all or a portion of its net realized capital gains, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. Dividends and distributions paid by a Fund attributable to dividends on stock of U.S. corporations received by the Fund, with respect to which the Fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).

Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of
(a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in such shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. A Fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by each Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes- Taxation of United States Shareholders - Dividends and Distributions") made by the Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of a Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting each Fund and its shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.

OTHER INFORMATION ABOUT THE COMPANY

The Company was incorporated under the laws of the State of Maryland on July 16, 1986 under the name Shearson Lehman Precious Metals and Minerals Fund Inc. As the name of its sponsor has changed, the Company's name has been changed on December 19, 1995 to Smith Barney Natural Resources Fund Inc. (the "Natural Resources Fund"). On November 29, 1999, the Board of Directors voted to amend the Charter of the Company to change its name to Smith Barney Sector Series Inc. Each of the Financial Services Fund, Health Sciences Fund, Technology Fund, Global Biotechnology Fund, Global Media & Telecommunications Fund, and Global Technology is classified as a series of the Company. On December 15, 2000, the Natural Resources Fund merged into the Smith Barney Fundamental Value Fund Inc.

The Company offers shares of seven separate series with a par value of $.001 per share. Each Fund offers shares currently classified into four Classes - A, B, L and Y. Each Class of the Fund represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Company's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. At that time, the Directors then in office will call a shareholder's meeting for the election of Directors. The Directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a Director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the Director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Directors shall continue to hold office and may appoint successor directors.

As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company (or the affected series or Class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Company (or the affected series or Class) are represented at the meeting in person or by proxy. A series or Class shall be deemed to be affected by a matter unless it is clear that the interests of each series or Class in the matter are identical or that the matter does not affect any interest of the series or Class. The approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a "vote of a majority of the outstanding voting securities" of the Fund; however, the ratification of independent accountants, the election of Directors, and the approval of a distribution agreement submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Company shares voting without regard to series or Class.

Annual and Semi-annual Reports. Shareholders are sent a semi-annual report and an audited annual report with respect to each Fund, which include listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Company's expenses, the Company consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Company also consolidates the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial Consultant or the transfer agent.

FINANCIAL STATEMENTS

The Funds' Annual Reports for the fiscal year ended October 31,
2000 are incorporated herein by reference in their entirety. The annual reports were filed on January 4, 2001, Accession Number
930413-01-0019.

OTHER  INFORMATION

Styles of Fund Management: In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.
That's why we offer five "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Classic Series - our portfolio manager driven funds Our Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

	Index Series   funds that track the market
Our Index funds are designed to provide investment results that track, as closely as possible, the performance of a stock or bond market index. This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of trying to outperform a market or segment, a portfolio manager looks to an index to determine which securities the fund should own.

	Premier Selections Series   our best ideas, concentrated
funds
We offer a series of Premier Selections funds managed by several of our most experienced and proven managers. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

Research Series   driven by exhaustive fundamental
securities analysis
Built on a foundation of substantial buy-side research under the direction of our Citibank Global Asset Management (CGAM) colleagues, our Research funds focus on well-defined industries, sectors and trends.

Style Pure Series   our solution to funds that stray
Our Style Pure Series funds are the building blocks of asset allocation. The funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.

































SMITH BARNEY
SECTOR SERIES INC.



Global Biotechnology Fund

Global Media &
Telecommunications Fund

Global Technology Fund
















February 28, 2001



SMITH BARNEY SECTOR SERIES INC.
7 World Trade Center
New York, NY 10048

								SALOMON SMITH BARNEY
								A Member of Citigroup
[Symbol]






51




Part C. Other Information

Item 23. 	Exhibits

All references are to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission ("SEC") File Nos. 33-7339 and 811-4757 (the "Registration Statement").

(a)(1)Registrant's Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement filed on October 27,1993 ("Post-Effective Amendment No. 12").

(a)(2)Articles of Amendment dated October 30, 1986 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(3)Articles of Amendment dated November 17, 1989 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(4)Articles Supplementary dated November 5, 1992 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(5)Articles of Amendment dated November 19, 1992 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(6)Articles of Amendment dated July 30, 1993 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(7)Articles of Amendment dated October 14, 1994 and November 7, 1994, respectively and Articles Supplementary dated November 7, 1994 are incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on December 29, 1994 ("Post- Effective Amendment No. 15").

(a)(8)Articles of Amendment dated December 18, 1995 to the Articles of Incorporation are incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement filed on January 23, 1996 ("Post-Effective Amendment No. 20").

(a)(9)Articles of Amendment dated June 1, 1998 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998
("Post-Effective Amendment No. 23").

(a)(10)Articles of Amendment dated November 29, 1999 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement filed on December 1, 1999 ("Post-Effective Amendment No. 25").

(a)(11)Articles Supplementary dated November 29, 1999 are incorporated by reference to Post-Effective Amendment No. 25.

(a)(12)Certificate of Correction dated November 29, 1999 is incorporated by reference to Post-Effective Amendment No. 25.

(a)(13)Certificate of Correction dated November 29, 1999 is incorporated by reference to Post-Effective Amendment No. 25.

(a)(14)Articles Supplementary dated July 12, 2000 is filed herein.

(a)(15)Articles of Amendment dated December 11, 2000 to the Articles of Incorporation is filed herein.

(b)(1)Registrant's By-Laws are incorporated by reference to the Registration Statement.

(b)(2)Amendment to Registrant's By-Laws is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed on
January 3, 1989 ("Post-Effective Amendment No. 4").

(c)Specimen form of common stock certificate is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 ("Post-Effective Amendment No. 23").

(d)(1)Form of Management Agreement between the Registrant and Mutual Management Corp. (formerly known as Smith Barney Mutual Funds Management Inc.) is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on December 18, 1995
("Post-Effective Amendment No. 19").

(d)(2)Form of Investment Management Agreement between the Registrant and SSB Citi Fund Management LLC ("SSB Citi") on behalf of the Financial Services Fund is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement filed on February 11, 2000
("Post-Effective Amendment No. 26").

(d)(3)Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Health Sciences Fund is incorporated by reference to Post-Effective Amendment No. 26.

(d)(4)Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Technology Fund is incorporated by reference to Post-Effective Amendment No. 26.

(d)(5)Form of Subadvisory Agreement between Smith Barney Sector Series Inc. on behalf of the Financial Services Fund, SSB Citi and Citibank, N.A. ("Citibank") is incorporated by reference to Post-Effective Amendment No. 26.

(d)(6)Form of Subadvisory Agreement between Smith Barney Sector Series Inc. on behalf of the Health Sciences Fund, SSB Citi and Citibank is incorporated by reference to Post-Effective Amendment No. 26.


(d)(7)Form of Subadvisory Agreement between Smith Barney Sector Series Inc. on behalf of the Technology Fund, SSB Citi and Citibank is incorporated by reference to Post-Effective Amendment No. 26.

(d)(8)Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Global Biotechnology Fund is filed herein.

(d)(9)Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Global Media and Telecommunications Fund is filed herein.

(d)(10)Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Global Technology Fund is filed herein.

(d)(11)Form of Subadvisory Agreement between the Registrant on behalf of the Global Biotechnology Fund, SSB Citi and Citibank, N.A. ("Citibank") is filed herein.

(d)(12)Form of Subadvisory Agreement between the Registrant on behalf of the Global Media and Telecommunications Fund, SSB Citi and Citibank N.A is filed herein.

(d)(13)Form of Subadvisory Agreement between the Registrant on behalf of the Global Technology Fund, SSB Citi and Citibank is filed herein.

(e)(1)Distribution Agreement between the Registrant and Smith Barney Shearson Inc. is incorporated by reference to Post-Effective Amendment No. 12.

(e)(2)Amended Distribution Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998
("Post-Effective Amendment No. 23").

(e)(3)Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on February 25,1999 ("Post-Effective Amendment No. 24").

(e)(4)Form of Distribution Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 26.

(e)(5)Form of Distribution Agreement between Registrant and Salomon Smith Barney Inc. is filed herein.

(e)(6)Form of Distribution Agreement between Registrant and PFS Distributors Inc. is filed herein.

(f)Not Applicable.

(g)Form of Custodian Agreement between the Registrant and The Chase Manhattan Bank N.A. is incorporated by reference to Post-Effective Amendment No. 21 filed on February 20, 1997.

(h)(1)Transfer Agency Agreement dated August 2, 1993 between the Registrant and First Data Investor Services Group is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on December 30, 1993.

(h)(2)Form of Transfer Agency Agreement between the Registrant and Citi Fiduciary Trust Company is filed herein.

(h)(3)Form of Sub-Transfer Agency Agreement between the Registrant and PFPC Global Fund Services is filed herein.

(h)(4)Form of Sub-Transfer Agency Agreement between the Registrant and PFS Shareholder Services is filed herein.


(i)Not Applicable.

(j)Consent of Independent Accountants is filed herein.

(k)Not Applicable.

(l)Purchase Agreement between the Registrant and Shearson Lehman Brothers is incorporated by reference to Pre-Effective Amendment No. 1.

(m)(1)Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 15.

(m)(2)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 ("Post-Effective Amendment No. 23").

(m)(3)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector Series Inc. on behalf of Financial Services Fund and Salomon Smith Barney Inc. ("Salomon Smith Barney") is incorporated by reference to Post-Effective Amendment No. 26.

(m)(4)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector Series Inc. on behalf of Health Sciences Fund and Salomon Smith Barney is incorporated by reference to Post-Effective Amendment No. 26.


(m)(5)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector Series Inc. on behalf of Technology Fund and Salomon Smith Barney is incorporated by reference to Post-Effective Amendment No. 26.

(m)(6)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector Series Inc. on behalf of Financial Services Fund, Health Sciences Fund and Technology Fund and Salomon Smith Barney is filed herein.

(n)Financial Data Schedules filed herein.

(o)(1)Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 23.

(o)(2)Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 26.

(p)	Code of Ethics is incorporated by reference to Post-Effective Amendment
No. 27.


Item 24.Persons Controlled by or Under Common Control with Registrant

	None.

Item 25.Indemnification

The response to this item is incorporated by reference to Post - Effective Amendment No. 1 to the Registration Statement filed on May 28, 1987.

Item 26.Business and Other Connections of Investment Adviser

Investment Adviser - - SSB Citi Fund Management LLC ("SSB Citi")

SSB Citi was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999, SSB Citi was converted into a Delaware Limited Liability Company. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (formerly known as Smith Barney Holdings Inc.) which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSB Citi pursuant to the Advisers Act (SEC File No. 801-8314).

Sub-adviser - Citibank, N.A.

Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly-owned subsidiary of Citigroup Inc. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): The Premium Portfolios (Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, CitiFunds(R) Tax Free Income Trust (Citi(R) New York Tax Free Income Fund, Citi(R) National Tax Free Income Fund and Citi(R) California Tax Free Income Fund), CitiFunds(R) Multi-State Tax Free Trust (Citi(R) California Tax Free Reserves, Citi(R) New York Tax Free Reserves and Citi(R) Connecticut Tax Free Reserves), CitiFunds(R) Institutional Trust (Citi(R) Institutional Cash Reserves) and Variable Annuity Portfolios (CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and CitiFunds(R) Small Cap Growth VIP Portfolio). Citibank and its affiliates manage assets in excess of $351 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

Victor J. Menezes is the Chairman and a Director of Citibank. William R. Rhodes and H. Onno Ruding are Vice Chairmen and Directors of Citibank. The other Directors of Citibank are Paul
J. Collins, Vice Chairman of Citigroup Inc. and Robert I. Lipp, Chairman and Chief Executive Officer of The Travelers Insurance Group Inc. and of Travelers Property Casualty Corp., Majorie Magner, Petros K. Sabatocockis and Robert S. Willumstad.

The following persons have the affiliations indicated:
Paul J. Collins Director, Kimberly-Clark Corporation Director,
Nokia Corporation

Robert I. Lipp Chairman, Chief Executive Officer and
President, Travelers Property Casualty Corp.

William R. Rhodes Director, Private Export Funding Corporation Director, Conoco, Inc.

H. Onno Ruding Supervisory Director, Amsterdamsch Trustees
Cantoor B.V. Director, Pechiney S.A. Advisory Director, Unilever
NV and Unilever PLC Director, Corning Incorporated


Item 27.	Principal Underwriters
(a)

    Salomon Smith Barney, Inc., ("Salomon Smith Barney") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Smith Barney Investment Series, Consulting Group
Capital Markets Funds, Greenwich Street Series Fund,
Smith Barney Adjustable Rate Government Income Fund,
Smith Barney Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund Inc., Smith Barney Arizona Municipals
Fund Inc., Smith Barney California Municipals Fund Inc.,
Smith Barney Allocation Series Inc., Smith Barney
Equity Funds, Smith Barney Fundamental Value Fund Inc.,
Smith Barney Funds, Inc., Smith Barney Income Funds,
Smith Barney Institutional Cash Management Fund, Inc.,
Smith Barney Investment Funds Inc., Smith Barney
Investment Trust, Smith Barney Managed
Governments Fund Inc.,Smith Barney Managed Municipals
Fund Inc.,Smith Barney Massachusetts Municipals Fund,
Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith
Barney New Jersey Municipals Fund Inc., Smith Barney
Oregon Municipals Fund Inc., Smith Barney Principal
Return Fund, Smith Barney Small Cap Core Fund, Inc.,
Smith Barney Telecommunications Trust, Smith Barney
Variable Account Funds, Smith Barney World Funds, Inc.,
Travelers Series Fund Inc., and various
series of unit investment trusts.


PFS Distributors, Inc., ("PFS Distributors"), a Distributor of the Registrant, is also a distributor for the following Smith Barney funds:

Smith Barney Investment Series,
Smith Barney Aggressive Growth Fund Inc.,
Smith Barney Appreciation Fund Inc.,
Smith Barney Allocation Series Inc.,
Smith Barney Equity Funds,
Smith Barney Income Funds,
Smith Barney Investment Funds Inc.,
Smith Barney Investment Trust,
Smith Barney Managed Municipals Fund Inc.,
Smith Barney Money Funds, Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities
Exchange Act of 1934 (SEC File No. 812-8510).

The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-37352).


(c)	Not applicable.


Item 28.	Location of Accountants and Records

(1) Smith Barney Sector Series Inc.
(f/k/a Smith Barney Natural Resources Fund Inc.)
		7 World Trade Center
		New York, New York 10048

(2)(a)      SSB Citi Fund Management LLC
(formerly known as SSBC Fund Management Inc.)
		7 World Trade Center
		New York, New York 10048

(2)(b)	Citibank, N.A.
		100 First Stamford Place
		Stamford, Connecticut  06902


(3)(a)	PFPC Trust Co.
		8800 Tinicum Blvd.
		Philadelphia, PA, 19153

(3)(b)	State Street Bank & Trust Company
225  Franklin Street
Boston, Massachusetts  02110

(4) Citi Fiduciary Trust Company,
as Transfer Agent
125 Broad Street
New York, New York 10004

(5) PFPC Global Fund Services,
		P. O. Box 9699
		Providence, RI 02940-9699
and

		PFS Shareholder Services
		3100 Breckinridge Blvd.
		Building 20
		Duluth, GA 30099-0062

(6)		Salomon Smith Barney Inc.
		388 Greenwich Street
		New York, New York 10013


Item 29.	Management Services

		Not Applicable.

Item 30.	Undertakings
		None


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant, Smith Barney Sector Series Inc. certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of February, 2001.


SMITH BARNEY SECTOR SERIES INC.


By: /s/ Heath B. McLendon
     Health B. McLendon
     Chairman of the Board,
     President and Chief Executive Officer

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and as of the dates indicated.

Signature			Title				Date

/s/Heath B. McLendon	Chairman of the Board,	February 28, 2001
Heath B. McLendon
	President and Chief Executive Officer
/s/ Lewis E. Daidone	Senior Vice President	February 28, 2001
Lewis E. Daidone		and Treasurer, Chief
Financial and Accounting Officer

/s/Herbert Barg*		Director 			February 28, 2001
Herbert Barg

/s/Alfred J. Bianchetti*Director			February 28, 2001
Alfred J. Bianchetti

/s/Martin Brody*		Director			February 28, 2001
Martin Brody

/s/Dwight B. Crane*	Director			February 28, 2001
Dwight B. Crane

/s/Burt N. Dorsett*	Director			February 28, 2001
Burt N. Dorsett

/s/Elliot S. Jaffe*	Director			February 28, 2001
Elliot S. Jaffe

/s/Stephen E. Kaufman*	Director			February 28, 2001
Stephen E. Kaufman

/s/Joseph J. McCann*	Director			February 28, 2001
Joseph J. McCann

/s/Cornelius C. Rose, Jr.* Director			February 28, 2001
Cornelius C. Rose, Jr.

*
We, the undersigned, hereby severally constitute and appoint Heath
B. McLendon, Christina T. Sydor, Lewis E. Daidone and Michael
Kocur and each of them individually, our true and lawful attorneys, with full power to them and each of them to sign for us, and in our hands and in the capacities indicated below, any and all Registration Statements on behalf of the Smith Barney
Sector Series Inc. including any and all Amendments thereto and to file the same, with all exhibits thereto, and other documents therewith, with the Securities and Exchange Commission, granting unto said attorneys and each of them, acting alone, full authority and power to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

	WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.


Signature:



Title:

Date:

/s/ Heath B. McLendon
Heath B. McLendon

Chairman of the
Board
(Chief Executive
Officer)

July 12, 2000




/s/ Lewis E. Daidone
Lewis E. Daidone
Senior Vice
President and
Treasurer (Chief
Financial
and Accounting
Officer)

July 12, 2000






Signature:



Title:

Date:



/s/ Herbert Barg
Herbert Barg
Director

July 12, 2000


/s/Alfred J. Bianchetti
Alfred J. Bianchetti


Director

July 12, 2000


/s/Martin Brody
Martin Brody

Director

July 12, 2000



/s/Dwight B. Crane
Dwight B. Crane

Director

July 12, 2000



/s/Burt N. Dorsett
Burt N. Dorsett

Director

July 12, 2000



/s/Elliot S. Jaffe
Elliot S. Jaffe
Director

July 12, 2000






/s/Stephen E. Kaufman
Stephen E. Kaufman

Director

July 12, 2000



/s/Joseph J. McCann
Joseph J. McCann


Director

July 12, 2000



/s/Cornelius C. Rose, Jr.
Cornelius C. Rose, Jr.

Director

July 12, 2000






EXHIBIT INDEX


Exhibit No.	Exhibit

(a)(14)		Articles Supplementary dated July 12, 2000

(a)(15)		Articles of Amendment dated December 11, 2000

(d)(8)		Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Global Biotechnology Fund

(d)(9)		Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Global Media and Telecommunications Fund

(d)(10)		Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Global Technology Fund

(d)(11)		Form of Subadvisory Agreement between the Registrant on
			behalf of the Global Biotechnology Fund, SSB Citi and Citibank

(d)(12)		Form of Subadvisory Agreement between the Registrant on
			behalf of the Global Media and Telecommunications Fund, SSB Citi and Citibank

(d)(13)		Form of Subadvisory Agreement between the Registrant on
			behalf of the Global Technology Fund, SSB Citi and Citibank

(e)(5)		Form of Distribution Agreement with Salomon Smith Barney Inc.

(e)(6)		Form of Distribution Agreement with PFS Distributors Inc.

(h)(2)		Transfer Agency Agreement with Citi Fiduciary Trust Company

(h)(3)		Sub-Transfer Agency Agreement with PFPC Global Fund Services

(h)(4)		Sub-Transfer Agency Agreement with PFS Shareholder Services

(j)			Auditor's Consent

(m)(6) 		Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 with Salomon Smith Barney and PFS Distributors Inc. with regard to Financial
Services Fund, Health Sciences Fund and Technology Fund

(n) 			Financial Data Schedules